LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.62%
Aerospace & Defense–1.99%
AAR	3,497	$ 113,687
†Aerojet Rocketdyne Holdings	6,136	218,012
†Aerovironment	1,567	107,198
Arconic	18,460	352,771
†Astronics	2,342	76,630
†Astronics Class B	1,024	33,249
†Axon Enterprise	1,980	107,732
Boeing	3,984	1,519,577
BWX Technologies	4,120	204,270
Cubic	1,722	96,845
Curtiss-Wright	3,000	340,020
†Ducommun	1,095	47,654
General Dynamics	3,945	667,810
Harris	3,723	594,600
HEICO	1,327	125,893
HEICO Class A	2,840	238,730
Hexcel	6,480	448,157
Huntington Ingalls Industries	2,268	469,930
†KeyW Holding	4,592	39,583
†Kratos Defense & Security Solutions	5,844	91,342
L3 Technologies	2,084	430,075
Lockheed Martin	3,589	1,077,274
†Mercury Systems	2,137	136,939
Moog Class A	2,078	180,682
National Presto Industries	715	77,613
Northrop Grumman	2,456	662,138
Raytheon	4,185	762,005
Spirit AeroSystems Holdings Class A	4,503	412,160
†Teledyne Technologies	1,595	378,031
Textron	7,851	397,732
†TransDigm Group	598	271,486
Triumph Group	3,348	63,813
United Technologies	14,637	1,886,563
†Vectrus	700	18,613
†Wesco Aircraft Holdings	9,156	80,481
		12,729,295
Air Freight & Logistics–0.65%
†Air Transport Services Group	6,027	138,922
†Atlas Air Worldwide Holdings	2,617	132,316
CH Robinson Worldwide	4,497	391,194
†Echo Global Logistics	3,477	86,160
Expeditors International of Washington	4,957	376,236
FedEx	7,316	1,327,196
Forward Air	2,651	171,599
†Hub Group Class A	2,257	92,198
†Radiant Logistics	4,220	26,586
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Air Freight & Logistics (continued)
United Parcel Service Class B	9,675	$ 1,081,085
†XPO Logistics	6,749	362,691
		4,186,183
Airlines–0.76%
Alaska Air Group	7,357	412,875
Allegiant Travel	1,389	179,834
American Airlines Group	6,512	206,821
Copa Holdings Class A	1,782	143,647
Delta Air Lines	18,928	977,631
Hawaiian Holdings	4,649	122,036
†JetBlue Airways	19,783	323,650
SkyWest	4,055	220,146
Southwest Airlines	15,845	822,514
†Spirit Airlines	5,476	289,461
†United Continental Holdings	14,459	1,153,539
		4,852,154
Auto Components–0.83%
Adient	3,433	44,492
†American Axle & Manufacturing Holdings	11,006	157,496
Aptiv	11,742	933,372
Autoliv	5,998	441,033
BorgWarner	14,393	552,835
Cooper Tire & Rubber	5,069	151,512
†Cooper-Standard Holdings	1,627	76,404
Dana	10,858	192,621
Delphi Technologies	3,945	75,981
†Dorman Products	2,616	230,444
†Fox Factory Holding	3,434	240,002
†Garrett Motion	3,788	55,797
Gentex	17,716	366,367
†Gentherm	2,907	107,152
Goodyear Tire & Rubber	17,640	320,166
†Horizon Global	1,513	2,935
LCI Industries	2,232	171,462
Lear	3,268	443,500
†Modine Manufacturing	5,332	73,955
†Motorcar Parts of America	2,958	55,818
Standard Motor Products	2,098	103,012
†Stoneridge	3,829	110,505
Superior Industries International	1,457	6,935
Tenneco Class A	4,124	91,388
Tower International	3,081	64,793
†Veoneer	3,982	91,068
†Visteon	1,837	123,722
		5,284,767
Automobiles–0.50%
Ford Motor	99,921	877,306
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
General Motors	39,158	$ 1,452,762
Harley-Davidson	12,826	457,375
†Tesla	215	60,170
Thor Industries	3,525	219,854
Winnebago Industries	3,663	114,103
		3,181,570
Banks–7.36%
1st Source	2,469	110,883
ACNB	300	11,100
†Allegiance Bancshares	1,602	54,019
American National Bankshares	691	24,130
Ameris Bancorp	4,728	162,407
Ames National	508	13,924
Arrow Financial	1,137	37,396
Associated Banc-Corp	12,750	272,212
†Atlantic Capital Bancshares	2,130	37,978
†Axos Financial	6,313	182,824
Banc of California	5,022	69,504
BancFirst	2,354	122,761
†Bancorp	7,833	63,291
BancorpSouth Bank	6,966	196,581
Bank of America	128,844	3,554,806
Bank of Hawaii	2,642	208,375
Bank of Marin Bancorp	1,102	44,840
Bank of NT Butterfield & Son	5,367	192,568
Bank OZK	7,369	213,554
BankFinancial	1,093	16,253
BankUnited	7,451	248,863
Bankwell Financial Group	404	11,789
Banner	3,677	199,183
Bar Harbor Bankshares	748	19,351
BB&T	11,282	524,951
Berkshire Hills Bancorp	4,384	119,420
Blue Hills Bancorp	1,531	36,591
BOK Financial	2,960	241,388
Boston Private Financial Holdings	7,358	80,644
Bridge Bancorp	1,729	50,660
Brookline Bancorp	8,396	120,902
Bryn Mawr Bank	1,979	71,501
C&F Financial	247	12,498
Cadence BanCorp	11,022	204,458
Cambridge Bancorp	195	16,156
Camden National	1,773	73,970
Capital City Bank Group	1,029	22,412
Capstar Financial Holdings	789	11,393
Carolina Financial	2,454	84,884
Cathay General Bancorp	6,239	211,564
CBTX	1,491	48,413
CenterState Bank	6,933	165,075
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial	1,797	$ 51,825
Central Valley Community Bancorp	650	12,708
Century Bancorp Class A	314	22,922
Chemical Financial	5,676	233,624
CIT Group	5,667	271,846
Citigroup	34,068	2,119,711
Citizens & Northern	830	20,783
Citizens Financial Group	14,049	456,592
City Holding	1,356	103,314
Civista Bancshares	1,887	41,193
CNB Financial	1,363	34,443
Codorus Valley Bancorp	371	7,921
Columbia Banking System	5,750	187,967
Comerica	5,568	408,246
Commerce Bancshares	5,814	337,561
Community Bank System	3,294	196,882
Community Trust Bancorp	1,576	64,711
ConnectOne Bancorp	3,369	66,369
Cullen/Frost Bankers	2,769	268,787
†Customers Bancorp	2,725	49,895
CVB Financial	8,952	188,440
†Eagle Bancorp	3,149	158,080
East West Bancorp	6,626	317,849
Enterprise Bancorp	505	14,509
Enterprise Financial Services	1,930	78,686
†Equity Bancshares Class A	1,411	40,637
Farmers National Banc	1,405	19,375
FB Financial	2,573	81,718
Fidelity Southern	2,070	56,697
Fifth Third Bancorp	31,381	791,412
Financial Institutions	1,236	33,594
First Bancorp (Maine)	400	9,968
First Bancorp (North Carolina)	3,535	122,877
First BanCorp (Puerto Rico)	19,680	225,533
First Bancshares	606	18,725
First Bank	702	8,094
First Busey	4,895	119,438
First Business Financial Services	400	8,008
First Choice Bancorp	500	10,750
First Citizens BancShares Class A	620	252,464
First Commonwealth Financial	7,586	95,584
First Community Bancshares	1,806	59,851
First Financial	910	38,220
First Financial Bancorp	7,502	180,498
First Financial Bankshares	3,198	184,780
First Foundation	4,144	56,234

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Hawaiian	10,112	$ 263,418
First Horizon National	16,868	235,815
First Internet Bancorp	281	5,432
First Interstate BancSystem Class A	2,923	116,394
First Merchants	4,769	175,738
First Mid-Illinois Bancshares	782	26,056
First Midwest Bancorp	7,574	154,964
First of Long Island	2,890	63,378
First Republic Bank	3,647	366,378
Flushing Financial	2,575	56,470
FNB	24,438	259,043
Franklin Financial Network	2,036	59,064
Fulton Financial	12,286	190,187
German American Bancorp	1,728	50,803
Glacier Bancorp	4,066	162,925
Great Southern Bancorp	1,288	66,847
Great Western Bancorp	5,711	180,410
Guaranty Bancshares	897	26,210
Hancock Whitney	6,581	265,872
Hanmi Financial	4,326	92,014
†HarborOne Bancorp	1,921	33,041
Heartland Financial USA	2,936	125,220
Heritage Commerce	4,676	56,580
Heritage Financial	3,644	109,830
Hilltop Holdings	4,920	89,790
Home BancShares	12,920	227,004
HomeTrust Bancshares	2,018	50,854
Hope Bancorp	13,189	172,512
Horizon Bancorp	5,140	82,703
†Howard Bancorp	745	11,033
Huntington Bancshares	40,165	509,292
IBERIABANK	3,491	250,340
Independent Bank	3,272	70,348
Independent Bank (Massachusetts)	1,352	109,526
Independent Bank Group	3,633	186,337
International Bancshares	5,132	195,170
Investar Holding	619	14,057
Investors Bancorp	21,482	254,562
JPMorgan Chase & Co.	68,352	6,919,273
KeyCorp	32,934	518,710
Lakeland Bancorp	5,067	75,650
Lakeland Financial	2,086	94,329
LegacyTexas Financial Group	4,225	157,973
Live Oak Bancshares	2,612	38,161
M&T Bank	4,926	773,481
Macatawa Bank	1,713	17,027
Mercantile Bank	1,549	50,683
†Metropolitan Bank Holding	1,000	34,790
Midland States Bancorp	2,021	48,625
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
MidSouth Bancorp	1,588	$ 18,119
MidWestOne Financial Group	1,275	34,744
MutualFirst Financial	614	18,402
National Bank Holdings Class A	3,659	121,698
National Bankshares	222	9,513
†National Commerce	1,483	58,148
NBT Bancorp	4,298	154,771
†Nicolet Bankshares	736	43,866
Northrim BanCorp	322	11,083
OFG Bancorp	5,685	112,506
Old Line Bancshares	1,456	36,298
Old National Bancorp	11,890	194,996
Old Second Bancorp	1,033	13,005
Opus Bank	3,903	77,279
Origin Bancorp	900	30,645
Orrstown Financial Services	503	9,351
Pacific Premier Bancorp	5,491	145,676
PacWest Bancorp	6,636	249,580
Park National	1,191	112,847
Peapack Gladstone Financial	2,178	57,107
Peoples Bancorp	1,703	52,742
Peoples Financial Services	412	18,639
People's United Financial	17,581	289,032
People's Utah Bancorp	663	17,483
Pinnacle Financial Partners	3,905	213,603
PNC Financial Services Group	6,666	817,652
Popular	5,265	274,464
Preferred Bank	1,329	59,765
Prosperity Bancshares	3,450	238,257
QCR Holdings	1,366	46,335
RBB Bancorp	1,258	23,650
Regions Financial	37,204	526,437
Renasant	5,685	192,437
Republic Bancorp Class A	1,808	80,854
†Republic First Bancorp	4,711	24,733
S&T Bancorp	3,057	120,843
Sandy Spring Bancorp	3,595	112,452
†Seacoast Banking Corp. of Florida	3,281	86,454
ServisFirst Bancshares	4,421	149,253
Sierra Bancorp	1,304	31,687
Signature Bank	2,171	278,040
Simmons First National Class A	7,200	176,256
†SmartFinancial	542	10,249
South State	2,628	179,598
†Southern First Bancshares	419	14,192

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Southern National Bancorp of Virginia	1,601	$ 23,455
Southside Bancshares	3,308	109,925
†Spirit of Texas Bancshares	600	12,720
Sterling Bancorp	12,947	241,203
Stock Yards Bancorp	2,447	82,733
Summit Financial Group	450	11,930
SunTrust Banks	9,276	549,603
†SVB Financial Group	1,455	323,534
Synovus Financial	9,521	327,142
TCF Financial	10,469	216,604
†Texas Capital Bancshares	2,530	138,113
Tompkins Financial	1,412	107,411
Towne Bank	6,514	161,221
TriCo Bancshares	2,820	110,798
†TriState Capital Holdings	3,275	66,908
†Triumph Bancorp	2,365	69,507
Trustmark	5,255	176,726
UMB Financial	3,731	238,933
Umpqua Holdings	9,892	163,218
Union Bankshares	6,253	202,159
United Bankshares	6,000	217,440
United Community Banks	8,036	200,337
Univest Corp. of Pennsylvania	2,727	66,702
US Bancorp	26,453	1,274,770
Valley National Bancorp	18,117	173,561
Veritex Holdings	3,208	77,698
Washington Trust Bancorp	1,505	72,466
Webster Financial	4,326	219,198
Wells Fargo & Co.	91,258	4,409,587
WesBanco	3,930	156,217
West Bancorporation	758	15,675
Westamerica Bancorporation	2,367	146,281
†Western Alliance Bancorp	5,374	220,549
Wintrust Financial	2,899	195,190
Zions Bancorp	7,204	327,134
		47,040,501
Beverages–1.04%
†Boston Beer Class A	669	197,174
Brown-Forman Class A	1,328	67,954
Brown-Forman Class B	9,373	494,707
Coca-Cola	40,137	1,880,820
Coca-Cola Bottling Consolidated	632	181,908
Constellation Brands Class A	3,291	577,011
†Craft Brew Alliance	613	8,570
Keurig Dr Pepper	2,705	75,659
MGP Ingredients	1,309	100,989
Molson Coors Brewing Class B	6,719	400,788
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
†Monster Beverage	3,762	$ 205,330
National Beverage	2,012	116,153
PepsiCo	18,867	2,312,151
†Primo Water	1,589	24,566
		6,643,780
Biotechnology–2.00%
AbbVie	9,531	768,103
†Achillion Pharmaceuticals	22,444	66,434
†Acorda Therapeutics	4,884	64,908
†Aduro Biotech	1,136	4,521
†Adverum Biotechnologies	5,792	30,350
†Agios Pharmaceuticals	1,115	75,196
†Akebia Therapeutics	1,243	10,180
†Albireo Pharma	900	28,989
†Alder Biopharmaceuticals	1,713	23,382
†Alexion Pharmaceuticals	2,261	305,642
†Alkermes	2,852	104,070
†Alnylam Pharmaceuticals	2,707	252,969
†AMAG Pharmaceuticals	1,449	18,663
Amgen	10,600	2,013,788
†AnaptysBio	1,298	94,819
†Anika Therapeutics	1,049	31,722
†Aptevo Therapeutics	1,004	904
†Ardelyx	800	2,240
†Arena Pharmaceuticals	2,941	131,845
†Array BioPharma	1,258	30,670
†Assembly Biosciences	478	9,412
†Assertio Therapeutics	9,567	48,505
†Atara Biotherapeutics	2,169	86,218
†Audentes Therapeutics	2,687	104,847
†Biogen	2,990	706,776
†BioMarin Pharmaceutical	2,850	253,166
†BioSpecifics Technologies	665	41,450
†BioTime	4,300	5,633
†Bluebird Bio	1,068	168,028
†Celgene	11,513	1,086,136
†ChemoCentryx	2,856	39,670
†Chimerix	1,691	3,551
†Concert Pharmaceuticals	1,683	20,314
†Deciphera Pharmaceuticals	2,920	67,773
†Eagle Pharmaceuticals	867	43,775
†Eidos Therapeutics	736	17,259
†Emergent BioSolutions	3,148	159,037
†Enanta Pharmaceuticals	1,564	149,393
†Exact Sciences	1,055	91,384
†Exelixis	16,596	394,985
†FibroGen	852	46,306
†Five Prime Therapeutics	2,937	39,356
†G1 Therapeutics	1,617	26,842
†Genomic Health	183	12,819
Gilead Sciences	27,957	1,817,485
†Global Blood Therapeutics	2,759	146,034

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†GlycoMimetics	1,593	$ 19,849
†Halozyme Therapeutics	4,781	76,974
†Incyte	2,023	173,998
†Insmed	2,423	70,437
†Intellia Therapeutics	3,705	63,281
†Ionis Pharmaceuticals	1,866	151,463
†Jounce Therapeutics	728	4,514
†KalVista Pharmaceuticals	1,364	39,038
†Karyopharm Therapeutics	4,686	27,366
†Kindred Biosciences	3,141	28,803
†Kura Oncology	2,104	34,905
†Ligand Pharmaceuticals Class B	971	122,064
†MacroGenics	4,540	81,629
†Miragen Therapeutics	700	1,953
†Momenta Pharmaceuticals	2,372	34,465
†Myriad Genetics	4,345	144,254
†Neurocrine Biosciences	1,020	89,862
†NewLink Genetics	196	378
†ObsEva S.A.	800	10,232
†OPKO Health	8,606	22,462
†PDL BioPharma	12,718	47,311
†Progenics Pharmaceuticals	8,600	39,904
†Prothena	4,550	55,192
†PTC Therapeutics	996	37,489
†Regeneron Pharmaceuticals	772	316,999
†REGENXBIO	1,467	84,074
†Repligen	2,212	130,685
†Retrophin	2,257	51,076
†Rhythm Pharmaceuticals	1,018	27,903
†Sage Therapeutics	470	74,754
†Sangamo Therapeutics	5,913	56,410
†Sarepta Therapeutics	659	78,546
†Seattle Genetics	1,248	91,404
†Spark Therapeutics	1,815	206,692
†Spectrum Pharmaceuticals	2,558	27,345
†Ultragenyx Pharmaceutical	1,378	95,578
†United Therapeutics	1,687	198,003
†Vanda Pharmaceuticals	3,572	65,725
†Verastem	6,841	20,249
†Vertex Pharmaceuticals	719	132,260
†Xencor	3,183	98,864
		12,779,939
Building Products–0.84%
AAON	4,679	216,076
Advanced Drainage Systems	4,887	125,938
Allegion	3,804	345,061
†American Woodmark	1,539	127,168
AO Smith	5,709	304,404
Apogee Enterprises	2,507	93,987
†Armstrong Flooring	1,730	23,528
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Armstrong World Industries	4,165	$ 330,784
†Builders FirstSource	12,545	167,350
†Continental Building Products	4,420	109,572
†CSW Industrials	1,444	82,727
Fortune Brands Home & Security	9,579	456,056
†Gibraltar Industries	2,829	114,886
Griffon	3,933	72,682
Insteel Industries	1,555	32,531
†JELD-WEN Holding	8,808	155,549
Johnson Controls International	14,268	527,060
Lennox International	610	161,284
Masco	4,375	171,981
†Masonite International	2,922	145,779
†NCI Building Systems	5,674	34,952
Owens Corning	7,642	360,091
†Patrick Industries	2,395	108,541
†PGT Innovations	5,854	81,078
Quanex Building Products	4,826	76,685
†Resideo Technologies	1,646	31,751
Simpson Manufacturing	2,689	159,377
†Trex	3,250	199,940
Universal Forest Products	6,237	186,424
USG	8,222	356,013
		5,359,255
Capital Markets–2.96%
Affiliated Managers Group	1,982	212,292
Ameriprise Financial	6,755	865,315
Ares Management	3,703	85,947
Artisan Partners Asset Management Class A	3,849	96,879
Bank of New York Mellon	14,293	720,796
BGC Partners Class A	26,990	143,317
BlackRock	1,725	737,213
†Blucora	3,219	107,450
BrightSphere Investment Group	6,971	94,527
Cboe Global Markets	2,552	243,563
Charles Schwab	24,250	1,036,930
CME Group	3,261	536,695
Cohen & Steers	3,857	163,035
†Cowen Class A	1,499	21,720
Diamond Hill Investment Group	308	43,120
†Donnelley Financial Solutions	3,917	58,285
E*TRADE Financial	8,906	413,506
Eaton Vance	8,190	330,139
Evercore Class A	3,008	273,728
FactSet Research Systems	1,301	322,999

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Federated Investors Class B	9,305	$ 272,730
Franklin Resources	16,476	546,015
GAIN Capital Holdings	2,244	14,092
GAMCO Investors Class A	694	14,227
Goldman Sachs Group	7,026	1,348,922
Greenhill & Co.	1,658	35,664
Hamilton Lane Class A	1,683	73,345
Houlihan Lokey	1,686	77,303
Interactive Brokers Group Class A	6,630	343,964
Intercontinental Exchange	5,828	443,744
†INTL. FCStone	1,244	48,217
Invesco	15,988	308,728
Janus Henderson Group	8,813	220,149
Ladenburg Thalmann Financial Services	8,856	25,062
Lazard Class A	8,039	290,529
Legg Mason	4,297	117,609
LPL Financial Holdings	7,784	542,156
MarketAxess Holdings	1,432	352,387
Moelis & Co. Class A	3,614	150,379
Moody's	2,489	450,733
Morgan Stanley	25,927	1,094,119
Morningstar	1,940	244,421
MSCI	2,003	398,277
Nasdaq	4,429	387,493
Northern Trust	5,915	534,775
Oppenheimer Holdings Class A	765	19,905
Piper Jaffray	1,763	128,399
PJT Partners Class A	816	34,109
Raymond James Financial	3,821	307,247
S&P Global Inc	3,240	682,182
†Safeguard Scientifics	1,565	16,980
SEI Investments	9,580	500,555
State Street	9,159	602,754
Stifel Financial	4,526	238,792
T. Rowe Price Group	9,147	915,798
TD Ameritrade Holding	4,391	219,506
Virtu Financial Class A	5,162	122,597
Virtus Investment Partners	748	72,967
Waddell & Reed Financial Class A	7,035	121,635
Westwood Holdings Group	439	15,484
WisdomTree Investments	9,110	64,317
		18,905,723
Chemicals–2.44%
†AdvanSix	2,562	73,196
†AgroFresh Solutions	1,708	5,705
Air Products & Chemicals	2,237	427,178
Albemarle	4,282	351,038
American Vanguard	2,114	36,403
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Ashland Global Holdings	3,222	$ 251,735
†Axalta Coating Systems	15,781	397,839
Balchem	1,569	145,603
Cabot	4,349	181,049
Celanese Class A	6,689	659,602
CF Industries Holdings	7,474	305,537
Chase	890	82,361
Chemours	7,895	293,378
DowDuPont	33,576	1,789,937
Eastman Chemical	5,577	423,183
Ecolab	2,685	474,010
Element Solutions	18,605	187,911
†Ferro	7,033	133,135
†Flotek Industries	3,167	10,261
FMC	4,935	379,107
FutureFuel	4,158	55,717
†GCP Applied Technologies	6,782	200,747
Hawkins	885	32,595
HB Fuller	2,849	138,575
Huntsman	19,266	433,292
†Ingevity	2,010	212,276
Innophos Holdings	2,229	67,182
Innospec	2,058	171,534
International Flavors & Fragrances	2,431	313,089
†Intrepid Potash	12,831	48,629
†Koppers Holdings	1,060	27,539
†Kraton	2,937	94,513
Kronos Worldwide	7,704	108,010
Linde	4,834	850,446
†Livent	4,615	56,672
†LSB Industries	2,413	15,057
LyondellBasell Industries Class A	10,381	872,834
Minerals Technologies	3,483	204,766
Mosaic	12,710	347,110
NewMarket	666	288,751
Olin	12,382	286,519
†OMNOVA Solutions	3,545	24,886
PolyOne	6,532	191,453
PPG Industries	10,712	1,209,063
†PQ Group Holdings	660	10,012
Quaker Chemical	833	166,875
Rayonier Advanced Materials	7,464	101,212
RPM International	8,264	479,643
Scotts Miracle-Gro Class A	3,685	289,567
Sensient Technologies	3,215	217,945
Sherwin-Williams	874	376,441
Stepan	2,197	192,281
†Trecora Resources	817	7,427
Tredegar	3,415	55,118
Trinseo	3,760	170,328
†Tronox Holdings Class A	5,862	77,085

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Valvoline	8,731	$ 162,047
†Venator Materials	3,553	19,699
Westlake Chemical	2,177	147,731
WR Grace & Co.	3,442	268,614
		15,601,448
Commercial Services & Supplies–1.22%
ABM Industries	4,880	177,388
ACCO Brands	7,956	68,103
†Advanced Disposal Services	5,176	144,928
†ARC Document Solutions	3,148	7,020
Brady Class A	2,770	128,556
Brink's	3,738	281,883
†Casella Waste Systems Class A	3,509	124,780
†CECO Environmental	1,187	8,546
†Cimpress	1,819	145,756
Cintas	3,003	606,936
†Civeo	7,562	15,880
†Clean Harbors	4,340	310,440
†Copart	5,801	351,483
Covanta Holding	11,966	207,131
Deluxe	3,759	164,344
Ennis	1,928	40,025
Healthcare Services Group	4,016	132,488
†Heritage-Crystal Clean	2,134	58,578
Herman Miller	5,536	194,757
HNI	3,300	119,757
†Hudson Technologies	1,167	2,252
Interface Class A	5,671	86,880
KAR Auction Services	9,508	487,856
Kimball International Class B	3,544	50,112
Knoll	4,930	93,226
LSC Communications	2,753	17,977
Matthews International Class A	3,479	128,549
McGrath RentCorp	2,409	136,277
Mobile Mini	3,771	127,988
MSA Safety	2,159	223,241
Multi-Color	2,340	116,743
†NL Industries	2,090	8,109
†PICO Holdings	1,481	14,662
Pitney Bowes	13,105	90,031
Quad/Graphics	4,623	55,014
Republic Services	10,745	863,683
Rollins	5,703	237,359
RR Donnelley & Sons	1,900	8,968
†SP Plus	1,793	61,177
Steelcase Class A	9,268	134,849
†Stericycle	3,425	186,389
†Team	1,744	30,520
Tetra Tech	3,479	207,314
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
U.S. Ecology	1,884	$ 105,466
UniFirst	728	111,748
Viad	2,218	124,851
VSE	1,374	43,391
Waste Management	6,964	723,629
		7,767,040
Communications Equipment–1.24%
†Acacia Communications	2,726	156,336
ADTRAN	4,319	59,170
†Applied Optoelectronics	1,210	14,762
†Arista Networks	608	191,192
†ARRIS International	12,773	403,755
†CalAmp	3,203	40,294
†Calix	2,250	17,325
†Casa Systems	3,998	33,183
†Ciena	8,129	303,537
Cisco Systems	61,791	3,336,096
†CommScope Holding	9,089	197,504
Comtech Telecommunications	2,049	47,578
†Digi International	1,498	18,980
†EchoStar Class A	4,341	158,229
†Extreme Networks	6,236	46,708
†F5 Networks	1,821	285,770
†Finisar	10,473	242,659
†Harmonic	3,856	20,899
†Infinera	18,222	79,083
InterDigital	2,062	136,051
Juniper Networks	9,673	256,044
†Lumentum Holdings	3,600	203,544
Motorola Solutions	2,100	294,882
†NETGEAR	3,396	112,475
†NetScout Systems	6,765	189,894
†Palo Alto Networks	444	107,839
Plantronics	2,355	108,589
†Quantenna Communications	3,744	91,091
†Ribbon Communications	9,487	48,858
Ubiquiti Networks	2,672	400,025
†ViaSat	2,404	186,310
†Viavi Solutions	10,641	131,736
		7,920,398
Construction & Engineering–0.54%
†AECOM	7,935	235,431
†Aegion	3,333	58,561
†Ameresco Class A	3,022	48,896
Arcosa	2,531	77,322
Argan	2,180	108,891
Comfort Systems USA	3,560	186,508
†Dycom Industries	2,773	127,392
EMCOR Group	3,811	278,508
Fluor	7,505	276,184

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Goldfield	1,529	$ 3,379
Granite Construction	3,849	166,084
†Great Lakes Dredge & Dock	10,048	89,528
†IES Holdings	1,179	20,951
Jacobs Engineering Group	3,866	290,685
KBR	12,654	241,565
†MasTec	5,994	288,311
†MYR Group	1,677	58,074
†Northwest Pipe	539	12,936
†NV5 Global	1,036	61,497
Primoris Services	5,392	111,507
Quanta Services	7,670	289,466
†Sterling Construction	2,101	26,304
†Tutor Perini	6,372	109,089
Valmont Industries	1,274	165,747
†Willscot	9,608	106,553
		3,439,369
Construction Materials–0.18%
Eagle Materials	2,323	195,829
Martin Marietta Materials	1,669	335,770
†Summit Materials Class A	9,322	147,940
†U.S. Concrete	1,522	63,041
United States Lime & Minerals	277	21,362
Vulcan Materials	3,325	393,680
		1,157,622
Consumer Finance–1.20%
Ally Financial	17,261	474,505
American Express	12,453	1,361,113
Capital One Financial	9,614	785,368
†Credit Acceptance	1,348	609,202
Discover Financial Services	16,465	1,171,649
†Encore Capital Group	3,155	85,911
†Enova International	4,456	101,686
†EZCORP Class A	4,961	46,236
FirstCash	2,903	251,109
†Green Dot Class A	2,915	176,795
†LendingClub	38,019	117,479
Navient	19,693	227,848
Nelnet Class A	2,278	125,449
OneMain Holdings	8,941	283,877
†PRA Group	5,108	136,945
†Regional Management	567	13,846
Santander Consumer USA Holdings	18,724	395,638
SLM	27,460	272,129
Synchrony Financial	29,712	947,813
†World Acceptance	929	108,814
		7,693,412
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–1.00%
AptarGroup	4,565	$ 485,670
Avery Dennison	3,405	384,765
Ball	15,239	881,728
Bemis	6,504	360,842
†Berry Global Group	8,986	484,076
†Crown Holdings	7,419	404,855
Graphic Packaging Holding	26,971	340,644
Greif Class A	2,348	96,855
Greif Class B	709	34,663
International Paper	19,244	890,420
Myers Industries	4,079	69,792
Owens-Illinois	14,147	268,510
Packaging Corp. of America	5,020	498,888
Sealed Air	5,125	236,057
Silgan Holdings	8,348	247,351
Sonoco Products	7,114	437,724
WestRock	7,171	275,008
		6,397,848
Distributors–0.25%
Core-Mark Holding	3,924	145,698
Genuine Parts	7,165	802,695
†LKQ	10,451	296,599
Pool	1,906	314,433
Weyco Group	507	15,697
		1,575,122
Diversified Consumer Services–0.50%
†Adtalem Global Education	3,961	183,474
†American Public Education	2,363	71,174
†Bridgepoint Education	2,198	13,430
†Bright Horizons Family Solutions	2,578	327,690
†Career Education	6,090	100,607
Carriage Services	1,652	31,801
†Chegg	2,227	84,893
Collectors Universe	466	8,164
†frontdoor	2,859	98,407
Graham Holdings Class B	413	282,153
†Grand Canyon Education	3,284	376,051
H&R Block	7,986	191,185
†Houghton Mifflin Harcourt	13,987	101,686
†K12	2,788	95,154
†Laureate Education Class A	6,158	92,185
†Regis	4,078	80,214
Service Corp. International	11,876	476,821
†ServiceMaster Global Holdings	4,209	196,560
†Sotheby's	3,715	140,241
Strategic Education	1,317	172,935

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Weight Watchers International	1,972	$ 39,736
		3,164,561
Diversified Financial Services–1.01%
†Berkshire Hathaway Class B	27,827	5,590,166
†Cannae Holdings	8,010	194,323
Jefferies Financial Group	15,232	286,209
Marlin Business Services	729	15,674
†On Deck Capital	7,801	42,281
Voya Financial	6,997	349,570
		6,478,223
Diversified Telecommunication Services–2.02%
AT&T	171,092	5,365,445
ATN International	1,618	91,239
CenturyLink	46,176	553,650
†Cincinnati Bell	2,697	25,730
Cogent Communications Holdings	2,631	142,732
Consolidated Communications Holdings	6,890	75,170
†Frontier Communications	1,684	3,351
†IDT Class B	1,774	11,779
†Intelsat	5,598	87,665
†Iridium Communications	7,987	211,176
†ORBCOMM	4,983	33,785
†pdvWireless	656	23,065
Verizon Communications	96,567	5,710,007
†Vonage Holdings	14,080	141,363
†Zayo Group Holdings	14,569	414,051
		12,890,208
Electric Utilities–0.88%
ALLETE	2,509	206,315
Alliant Energy	2,790	131,493
American Electric Power	2,844	238,185
Avangrid	1,317	66,311
Duke Energy	4,167	375,030
Edison International	3,818	236,410
El Paso Electric	2,884	169,637
Entergy	2,218	212,107
Evergy	3,619	210,083
Eversource Energy	4,004	284,084
Exelon	5,988	300,178
FirstEnergy	6,238	259,563
Hawaiian Electric Industries	6,012	245,109
IDACORP	1,690	168,223
MGE Energy	1,792	121,802
NextEra Energy	2,768	535,110
OGE Energy	5,679	244,878
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Otter Tail	2,726	$ 135,809
†PG&E	4,692	83,518
Pinnacle West Capital	2,876	274,888
PNM Resources	4,149	196,414
Portland General Electric	3,574	185,276
PPL	7,904	250,873
Southern	5,454	281,863
Xcel Energy	3,698	207,865
		5,621,024
Electrical Equipment–0.87%
Acuity Brands	2,710	325,227
Allied Motion Technologies	758	26,060
AMETEK	7,178	595,559
†Atkore International Group	3,256	70,102
AZZ	2,373	97,127
†Babcock & Wilcox Enterprises	9,256	3,806
Eaton	7,651	616,365
Emerson Electric	9,917	679,017
Encore Wire	2,296	131,377
EnerSys	2,817	183,556
†Generac Holdings	4,872	249,593
GrafTech International	10,007	127,989
Hubbell	3,699	436,408
LSI Industries	457	1,202
nVent Electric	7,760	209,365
Powell Industries	1,009	26,789
Preformed Line Products	449	23,837
Regal Beloit	3,411	279,259
Rockwell Automation	3,377	592,528
†Sensata Technologies Holding	11,913	536,323
†Sunrun	9,740	136,944
†Thermon Group Holdings	3,338	81,814
†TPI Composites	2,494	71,378
†Vicor	1,194	37,038
		5,538,663
Electronic Equipment, Instruments & Components–1.66%
Amphenol Class A	4,851	458,128
†Anixter International	2,817	158,062
†Arlo Technologies	5,053	20,869
†Arrow Electronics	4,841	373,047
Avnet	6,028	261,434
AVX	11,213	194,433
Badger Meter	2,342	130,309
Bel Fuse Class B	886	22,398
Belden	3,941	211,632
Benchmark Electronics	3,326	87,308
CDW	4,006	386,058
Cognex	3,912	198,964
†Coherent	1,139	161,419

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Control4	1,509	$ 25,547
Corning	20,229	669,580
CTS	2,254	66,200
Daktronics	2,615	19,482
Dolby Laboratories Class A	2,941	185,195
†ePlus	1,064	94,207
†Fabrinet	2,893	151,477
†FARO Technologies	1,500	65,865
†Fitbit Class A	14,166	83,863
†Flex	20,706	207,060
FLIR Systems	6,615	314,742
†II-VI	3,887	144,752
†Insight Enterprises	3,069	168,979
†IPG Photonics	1,684	255,598
†Itron	2,347	109,488
Jabil	14,145	376,116
KEMET	6,717	113,988
†Keysight Technologies	6,402	558,254
†Kimball Electronics	2,876	44,549
†Knowles	8,883	156,607
Littelfuse	1,254	228,830
Mesa Laboratories	195	44,948
Methode Electronics	3,230	92,959
MTS Systems	2,104	114,584
National Instruments	5,162	228,986
†Novanta	2,049	173,612
†OSI Systems	1,634	143,138
Park Electrochemical	1,422	22,325
PC Connection	2,418	88,668
†PCM	1,578	57,802
†Plexus	2,580	157,251
†Rogers	1,055	167,618
†Sanmina	6,838	197,276
†ScanSource	2,416	86,541
SYNNEX	3,349	319,461
TE Connectivity	8,084	652,783
†Tech Data	2,619	268,212
†Trimble	5,743	232,017
†TTM Technologies	9,483	111,236
Vishay Intertechnology	8,859	163,626
†Vishay Precision Group	600	20,526
†Zebra Technologies Class A	2,662	557,769
		10,605,778
Energy Equipment & Services–0.95%
†Apergy	5,096	209,242
Archrock	12,683	124,040
Baker Hughes	9,489	263,035
†Basic Energy Services	2,784	10,579
†Bristow Group	2,547	2,827
†C&J Energy Services	7,940	123,229
†Cactus Class A	2,258	80,385
†CARBO Ceramics	560	1,960
Core Laboratories	2,200	151,646
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Diamond Offshore Drilling	13,993	$ 146,787
DMC Global	1,628	80,814
†Dril-Quip	2,977	136,496
Ensco Class A	36,166	142,132
†Era Group	1,340	15,464
†Exterran	3,133	52,791
†Forum Energy Technologies	7,605	38,862
†Frank's International	21,445	133,173
†Geospace Technologies	1,182	15,295
Halliburton	17,324	507,593
†Helix Energy Solutions Group	17,552	138,836
Helmerich & Payne	5,797	322,081
†Hornbeck Offshore Services	1,588	1,969
†Independence Contract Drilling	1,955	5,415
†ION Geophysical	673	9,718
†Keane Group	9,800	106,722
†Key Energy Services	754	3,061
†KLX Energy Services Holdings	2,464	61,945
Mammoth Energy Services	2,622	43,656
†Matrix Service	2,351	46,033
†McDermott International	12,868	95,738
Nabors Industries	28,804	99,086
National Oilwell Varco	10,864	289,417
†Natural Gas Services Group	679	11,754
†NCS Multistage Holdings	724	3,750
†Newpark Resources	12,475	114,271
†Noble	19,130	54,903
†Oceaneering International	8,932	140,858
†Oil States International	4,382	74,319
Patterson-UTI Energy	14,628	205,085
†Pioneer Energy Services	5,840	10,337
†ProPetro Holding	8,008	180,500
†Rowan Class A	10,025	108,170
RPC	7,313	83,441
Schlumberger	11,426	497,831
†SEACOR Holdings	2,396	101,303
†SEACOR Marine Holdings	1,843	24,530
†Select Energy Services Class A	9,056	108,853
Solaris Oilfield Infrastructure Class A	2,100	34,524
†Superior Energy Services	11,331	52,916
TechnipFMC	13,408	315,356
†TETRA Technologies	6,409	14,997
†Tidewater	3,355	77,802
†Transocean	21,123	183,981
U.S. Silica Holdings	8,053	139,800

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Unit	6,900	$ 98,256
		6,097,564
Entertainment–1.31%
Activision Blizzard	6,894	313,884
AMC Entertainment Holdings Class A	6,725	99,866
Cinemark Holdings	8,197	327,798
†Glu Mobile	4,125	45,127
†IMAX	5,889	133,562
Lions Gate Entertainment Class A	6,284	98,282
Lions Gate Entertainment Class B	6,330	95,583
†Live Nation Entertainment	5,276	335,237
†Madison Square Garden Class A	1,022	299,579
Marcus	2,001	80,140
†Netflix	1,478	526,996
†Reading International Class A	1,404	22,408
†Rosetta Stone	700	15,295
†Take-Two Interactive Software	1,987	187,513
Viacom Class A	672	21,806
Viacom Class B	18,622	522,720
Walt Disney	44,062	4,892,217
World Wrestling Entertainment Class A	1,759	152,646
†Zynga Class A	41,823	222,917
		8,393,576
Equity Real Estate Investment Trusts–0.02%
Alexander & Baldwin	4,546	115,650
		115,650
Food & Staples Retailing–1.28%
Andersons	2,422	78,061
†BJ's Wholesale Club Holdings	755	20,687
Casey's General Stores	2,858	368,025
†Chefs' Warehouse	2,797	86,847
Costco Wholesale	6,002	1,453,324
Ingles Markets Class A	1,907	52,671
Kroger	42,500	1,045,500
†Natural Grocers by Vitamin Cottage	2,445	29,218
†Performance Food Group	8,173	323,978
PriceSmart	2,449	144,197
†Rite Aid	30,568	19,411
†Smart & Final Stores	8,099	40,009
SpartanNash	3,365	53,403
†Sprouts Farmers Market	9,046	194,851
Sysco	6,859	457,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
†U.S. Foods Holding	10,600	$ 370,046
†United Natural Foods	3,773	49,879
Village Super Market Class A	880	24,050
Walgreens Boots Alliance	20,593	1,302,919
Walmart	20,101	1,960,450
Weis Markets	2,988	121,940
		8,197,373
Food Products–1.77%
Alico	310	8,435
Archer-Daniels-Midland	16,832	725,964
B&G Foods Class A	4,796	117,118
Bunge	7,479	396,911
Calavo Growers	1,639	137,430
Cal-Maine Foods	2,580	115,145
Campbell Soup	10,618	404,864
Conagra Brands	17,381	482,149
†Darling Ingredients	12,541	271,513
Dean Foods	6,682	20,246
†Farmer Brothers	1,079	21,591
Flowers Foods	11,779	251,128
Fresh Del Monte Produce	4,507	121,824
General Mills	13,416	694,278
†Hain Celestial Group	4,249	98,237
Hershey	4,404	505,711
Hormel Foods	10,944	489,853
†Hostess Brands	11,047	138,088
Ingredion	4,964	470,041
J&J Snack Foods	1,165	185,049
JM Smucker	3,964	461,806
John B Sanfilippo & Son	872	62,671
Kellogg	11,740	673,641
Kraft Heinz	9,121	297,801
Lamb Weston Holdings	1,825	136,766
Lancaster Colony	1,375	215,449
†Landec	2,083	25,579
†Lifeway Foods	699	1,692
Limoneira	992	23,342
McCormick & Co Non-Voting Shares	4,200	632,646
Mondelez International Class A	13,538	675,817
†Pilgrim's Pride	12,586	280,542
†Post Holdings	5,163	564,832
Sanderson Farms	1,711	225,578
Seaboard	55	235,658
†Seneca Foods Class A	364	8,954
†Simply Good Foods	6,162	126,876
Tootsie Roll Industries	1,506	56,078
†TreeHouse Foods	4,349	280,728
Tyson Foods Class A	9,216	639,867
		11,281,898

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.26%
Atmos Energy	1,840	$ 189,391
Chesapeake Utilities	1,108	101,061
National Fuel Gas	2,570	156,667
New Jersey Resources	4,338	215,989
Northwest Natural Holding	1,838	120,628
ONE Gas	2,252	200,496
South Jersey Industries	4,505	144,475
Southwest Gas Holdings	1,839	151,276
Spire	2,561	210,745
UGI	3,015	167,091
		1,657,819
Health Care Equipment & Supplies–2.19%
Abbott Laboratories	15,798	1,262,892
†ABIOMED	714	203,911
†Accuray	4,267	20,354
†Align Technology	1,453	413,131
†AngioDynamics	3,064	70,043
Atrion	84	73,809
†Avanos Medical	2,817	120,230
Baxter International	5,365	436,228
Becton Dickinson & Co.	2,355	588,114
†Boston Scientific	7,929	304,315
Cantel Medical	2,139	143,078
CONMED	2,222	184,826
Cooper	1,351	400,126
†CryoLife	2,557	74,588
†Cutera	403	7,117
Danaher	6,536	862,883
Dentsply Sirona	8,982	445,417
†DexCom	500	59,550
†Edwards Lifesciences	1,760	336,741
†Globus Medical Class A	3,851	190,278
†Haemonetics	2,807	245,556
†Heska	416	35,410
Hill-Rom Holdings	3,704	392,105
†Hologic	13,363	646,769
†ICU Medical	621	148,624
†IDEXX Laboratories	1,272	284,419
†Inogen	544	51,881
†Insulet	327	31,094
†Integer Holdings	2,023	152,575
†Integra LifeSciences Holdings	4,931	274,755
†Intuitive Surgical	488	278,443
Invacare	2,243	18,774
†Lantheus Holdings	3,024	74,028
LeMaitre Vascular	1,009	31,279
†LivaNova	1,899	184,678
†Masimo	1,480	204,654
Medtronic	13,278	1,209,360
Meridian Bioscience	2,980	52,478
†Merit Medical Systems	2,381	147,217
†Natus Medical	2,866	72,739
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Neogen	1,290	$ 74,033
†NuVasive	1,921	109,094
†Nuvectra	338	3,721
†OraSure Technologies	3,929	43,808
†Orthofix Medical	1,631	92,005
†Penumbra	250	36,753
†Quidel	1,784	116,798
ResMed	2,939	305,568
†RTI Surgical	5,064	30,435
†SeaSpine Holdings	660	9,953
STERIS	2,005	256,700
Stryker	2,695	532,316
†Surmodics	576	25,044
Teleflex	1,116	337,211
Utah Medical Products	304	26,828
†Varex Imaging	2,809	95,169
†Varian Medical Systems	1,862	263,883
West Pharmaceutical Services	2,048	225,690
†Wright Medical Group	3,860	121,397
Zimmer Biomet Holdings	4,247	542,342
		13,983,217
Health Care Providers & Services–2.72%
†Acadia Healthcare	6,534	191,511
†Addus HomeCare	1,037	65,943
†Amedisys	2,192	270,186
†American Renal Associates Holdings	1,885	11,574
AmerisourceBergen	7,271	578,190
†AMN Healthcare Services	4,312	203,052
Anthem	4,512	1,294,854
†Apollo Medical Holdings	699	12,806
†BioScrip	3,413	6,826
†BioTelemetry	1,654	103,573
†Brookdale Senior Living	18,477	121,579
†Capital Senior Living	1,634	6,520
Cardinal Health	9,304	447,988
†Centene	8,936	474,502
Chemed	949	303,746
†Cigna	9,457	1,520,875
†Community Health Systems	5,888	21,962
†CorVel	1,434	93,554
†Covetrus	2,511	79,975
†Cross Country Healthcare	2,183	15,346
CVS Health	18,788	1,013,237
†DaVita	6,324	343,330
†Diplomat Pharmacy	8,370	48,630
Encompass Health	8,500	496,400
Ensign Group	4,466	228,614
†Five Star Senior Living	461	449
†Hanger	1,874	35,700
HCA Healthcare	1,747	227,774

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†HealthEquity	1,296	$ 95,878
†Henry Schein	5,092	306,080
Humana	2,098	558,068
†Laboratory Corp of America Holdings	3,195	488,771
†LHC Group	2,237	247,994
†Magellan Health	2,574	169,678
McKesson	6,312	738,883
†MEDNAX	6,230	169,269
†Molina Healthcare	3,980	565,001
National HealthCare	1,341	101,755
National Research Class A	1,656	63,922
Owens & Minor	4,089	16,765
Patterson	6,302	137,699
†Premier Class A	5,444	187,764
†Providence Service	766	51,031
Quest Diagnostics	4,224	379,822
†Quorum Health	1,472	2,061
†RadNet	3,391	42,014
†Select Medical Holdings	11,079	156,103
†Surgery Partners	1,621	18,285
†Tenet Healthcare	7,697	221,981
†Tivity Health	4,989	87,607
†Triple-S Management Class B	2,752	62,801
U.S. Physical Therapy	663	69,635
UnitedHealth Group	13,469	3,330,345
Universal Health Services Class B	3,346	447,594
†WellCare Health Plans	1,638	441,850
		17,377,352
Health Care Technology–0.27%
†Allscripts Healthcare Solutions	17,867	170,451
†Castlight Health Class B	2,198	8,242
†Cerner	11,189	640,123
Computer Programs & Systems	313	9,293
†Evolent Health Class A	8,471	106,565
†HealthStream	2,713	76,127
†HMS Holdings	3,921	116,101
†Inovalon Holdings Class A	714	8,875
†Inspire Medical Systems	1,424	80,855
†Medidata Solutions	982	71,922
†NextGen Healthcare	4,035	67,909
†Omnicell	1,955	158,042
†Teladoc Health	1,764	98,078
†Veeva Systems Class A	886	112,398
		1,724,981
Hotels, Restaurants & Leisure–2.19%
Aramark	15,277	451,435
BBX Capital	5,112	30,263
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Belmond Class A	7,965	$ 198,567
†Biglari Holdings Class A	5	3,677
†Biglari Holdings Class B	131	18,518
BJ's Restaurants	2,258	106,758
Bloomin' Brands	6,385	130,573
Boyd Gaming	3,072	84,050
Brinker International	2,294	101,808
†Caesars Entertainment	14,556	126,492
Carnival	8,041	407,840
†Carrols Restaurant Group	3,714	37,029
Cheesecake Factory	4,371	213,829
†Chipotle Mexican Grill	686	487,273
Choice Hotels International	2,305	179,191
Churchill Downs	1,116	100,730
†Chuy's Holdings	1,208	27,506
Cracker Barrel Old Country Store	1,986	320,957
Darden Restaurants	3,882	471,547
Dave & Buster's Entertainment	3,378	168,461
†Del Frisco's Restaurant Group	2,542	16,294
†Del Taco Restaurants	2,099	21,116
†Denny's	3,309	60,720
Dine Brands Global	1,438	131,275
Domino's Pizza	603	155,634
†Drive Shack	2,401	10,780
Dunkin' Brands Group	3,151	236,640
†El Pollo Loco Holdings	3,403	44,273
†Eldorado Resorts	3,038	141,844
Extended Stay America	8,699	156,147
†Fiesta Restaurant Group	1,638	21,474
†Habit Restaurants Class A	628	6,795
†Hilton Grand Vacations	7,362	227,118
Hilton Worldwide Holdings	7,642	635,127
Hyatt Hotels Class A	1,871	135,778
International Game Technology	8,417	109,337
Jack in the Box	1,505	121,995
Las Vegas Sands	6,752	411,602
†Lindblad Expeditions Holdings	1,042	15,891
Marriott International Class A	3,770	471,589
Marriott Vacations Worldwide	3,030	283,305
McDonald's	4,575	868,793
MGM Resorts International	14,466	371,198
Nathan's Famous	298	20,383
†Norwegian Cruise Line Holdings	9,314	511,897
Papa John's International	1,423	75,348

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Papa Murphy's Holdings	207	$ 1,085
†Penn National Gaming	4,655	93,566
†Planet Fitness Class A	4,259	292,678
†Playa Hotels & Resorts	8,515	64,969
†Potbelly	1,460	12,425
†Red Lion Hotels	900	7,272
†Red Robin Gourmet Burgers	1,284	36,992
Red Rock Resorts Class A	5,032	130,077
Royal Caribbean Cruises	5,426	621,928
Ruth's Hospitality Group	3,701	94,709
†Scientific Games Class A	3,331	68,019
†SeaWorld Entertainment	8,077	208,064
†Shake Shack Class A	1,683	99,549
Six Flags Entertainment	3,105	153,232
Speedway Motorsports	3,631	52,541
Starbucks	16,539	1,229,509
Texas Roadhouse	4,309	267,977
Vail Resorts	1,126	244,680
Wendy's	13,624	243,733
Wingstop	1,345	102,260
Wyndham Destinations	3,985	161,353
Wyndham Hotels & Resorts	5,462	273,045
Wynn Resorts	3,365	401,512
Yum Brands	2,207	220,281
		14,010,313
Household Durables–0.95%
Bassett Furniture Industries	722	11,848
†Beazer Homes USA	5,198	59,829
†Cavco Industries	841	98,843
†Century Communities	4,298	103,023
CSS Industries	543	3,253
DR Horton	15,093	624,548
Ethan Allen Interiors	3,964	75,831
Flexsteel Industries	419	9,717
Garmin	4,366	377,004
†GoPro Class A	2,100	13,650
†Green Brick Partners	3,200	28,000
Hamilton Beach Brands Holding Class A	652	13,992
†Helen of Troy	1,664	192,958
Hooker Furniture	831	23,958
†Installed Building Products	1,990	96,515
†iRobot	2,378	279,867
KB Home	5,148	124,427
La-Z-Boy	4,782	157,758
Leggett & Platt	4,994	210,847
Lennar Class A	9,688	475,584
Lennar Class B	563	22,025
†LGI Homes	1,095	65,963
Libbey	1,451	4,121
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Lifetime Brands	785	$ 7,418
†M/I Homes	1,091	29,042
MDC Holdings	6,267	182,119
†Meritage Homes	2,325	103,951
†Mohawk Industries	2,115	266,807
†New Home	448	2,133
Newell Brands	9,462	145,147
†NVR	36	99,612
PulteGroup	19,545	546,478
†Roku	728	46,963
Skyline Champion	4,969	94,411
†Taylor Morrison Home Class A	8,011	142,195
†Tempur Sealy International	3,929	226,585
Toll Brothers	7,489	271,102
†TopBuild	2,631	170,541
†TRI Pointe Group	8,843	111,776
Tupperware Brands	2,421	61,929
†Turtle Beach	601	6,827
†Universal Electronics	1,209	44,914
Whirlpool	2,778	369,168
†William Lyon Homes Class A	3,430	52,719
†ZAGG	2,221	20,145
		6,075,543
Household Products–0.87%
†Central Garden & Pet	894	22,851
†Central Garden & Pet Class A	4,361	101,393
Church & Dwight	8,080	575,538
Clorox	3,633	582,951
Colgate-Palmolive	5,372	368,197
Energizer Holdings	3,952	177,563
Kimberly-Clark	2,874	356,089
Oil-Dri Corp. of America	282	8,781
†Orchids Paper Products	536	665
Procter & Gamble	29,831	3,103,916
Spectrum Brands Holdings	2,849	156,068
WD-40	775	131,316
		5,585,328
Independent Power and Renewable Electricity Producers–0.32%
AES	17,784	321,535
†Atlantic Power	7,500	18,900
Atlantica Yield	7,530	146,534
Clearway Energy Class A	2,006	29,167
Clearway Energy Class C	3,534	53,399
NRG Energy	13,106	556,743
Ormat Technologies	2,822	155,633
Pattern Energy Group Class A	6,775	149,050

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Class A	10,576	$ 145,314
Vistra Energy	18,296	476,245
		2,052,520
Industrial Conglomerates–0.74%
3M	8,246	1,713,354
Carlisle	3,373	413,597
General Electric	57,128	570,709
Honeywell International	10,296	1,636,240
Raven Industries	3,094	118,717
Roper Technologies	850	290,674
		4,743,291
Insurance–3.41%
Aflac	15,848	792,400
†Alleghany	532	325,797
Allstate	6,598	621,400
†Ambac Financial Group	2,234	40,480
American Equity Investment Life Holding	7,529	203,434
American Financial Group	3,402	327,306
American International Group	13,156	566,497
American National Insurance	1,541	186,184
AMERISAFE	1,468	87,199
Aon	3,201	546,411
†Arch Capital Group	11,382	367,866
Argo Group International Holdings	2,598	183,575
Arthur J. Gallagher & Co.	5,072	396,123
Assurant	3,264	309,786
Assured Guaranty	5,886	261,515
†Athene Holding Class A	8,668	353,654
Axis Capital Holdings	4,046	221,640
†Brighthouse Financial	5,987	217,268
Brown & Brown	15,250	450,027
Chubb	6,233	873,119
Cincinnati Financial	4,747	407,767
CNA Financial	800	34,680
CNO Financial Group	6,176	99,928
Crawford & Co. Class A	1,300	12,012
Crawford & Co. Class B	2,614	23,866
Donegal Group Class A	996	13,396
†eHealth	1,984	123,683
EMC Insurance Group	1,480	47,182
Employers Holdings	3,289	131,922
†Enstar Group	1,075	187,050
Erie Indemnity Class A	1,777	317,230
Everest Re Group	1,360	293,706
FBL Financial Group Class A	1,968	123,433
FedNat Holding	630	10,105
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial	7,732	$ 282,605
First American Financial	6,407	329,960
†Genworth Financial Class A	22,919	87,780
Global Indemnity	1,056	32,081
†Greenlight Capital Re Class A	1,907	20,729
†Hallmark Financial Services	1,100	11,440
Hanover Insurance Group	2,039	232,793
Hartford Financial Services Group	16,135	802,232
HCI Group	887	37,902
Heritage Insurance Holdings	4,237	61,860
Horace Mann Educators	3,431	120,806
Independence Holding	654	23,054
Investors Title	124	19,580
James River Group Holdings	3,525	141,282
Kemper	3,591	273,419
Kinsale Capital Group	936	64,182
Loews	9,293	445,413
Maiden Holdings	5,521	4,100
†Markel	500	498,120
Marsh & McLennan	7,758	728,476
Mercury General	4,124	206,489
MetLife	11,767	500,921
National General Holdings	7,115	168,839
National Western Life Group Class A	298	78,216
Navigators Group	2,245	156,858
†NI Holdings	863	13,808
Old Republic International	16,763	350,682
Primerica	3,375	412,256
Principal Financial Group	10,514	527,698
ProAssurance	5,089	176,130
Progressive	11,456	825,863
Protective Insurance Class B	771	14,279
Prudential Financial	6,044	555,323
Reinsurance Group of America	2,470	350,691
RenaissanceRe Holdings	2,040	292,740
RLI	2,059	147,733
Safety Insurance Group	1,159	100,995
Selective Insurance Group	3,458	218,822
State Auto Financial	4,199	138,231
Stewart Information Services	1,688	72,061
†Third Point Reinsurance	9,845	102,191
Tiptree Financial Class A	1,600	10,128
Torchmark	3,421	280,351
Travelers	6,800	932,688

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
United Fire Group	2,734	$ 119,503
United Insurance Holdings	4,881	77,608
Universal Insurance Holdings	3,924	121,644
Unum Group	9,940	336,270
White Mountains Insurance Group	255	235,997
Willis Towers Watson	3,133	550,311
WR Berkley	3,667	310,668
		21,761,449
Interactive Media & Services–1.92%
†Alphabet Class A	2,706	3,184,664
†Alphabet Class C	2,823	3,312,254
†ANGI Homeservices Class A	1,639	25,306
†Cars.com	6,651	151,643
†DHI Group	3,155	7,667
†Facebook Class A	22,930	3,822,202
†InterActiveCorp	1,003	210,740
†Liberty TripAdvisor Holdings Class A	5,610	79,606
Match Group	1,908	108,012
†Meet Group	4,249	21,372
†QuinStreet	3,300	44,187
†Snap Class A	11,775	129,761
†TripAdvisor	4,445	228,695
†TrueCar	6,947	46,128
†Twitter	16,365	538,081
†Yelp	3,429	118,301
†Zedge Class B	591	1,052
†Zillow Group Class A	1,331	45,520
†Zillow Group Class C	5,458	189,611
		12,264,802
Internet & Direct Marketing Retail–2.20%
†1-800-Flowers.com Class A	4,321	78,772
†Amazon.com	5,503	9,799,467
†Booking Holdings	703	1,226,672
†Duluth Holdings Class B	753	17,952
eBay	15,912	590,972
†Etsy	2,606	175,175
Expedia Group	5,306	631,414
†FTD	1,699	866
†Groupon	52,099	184,951
†GrubHub	2,780	193,127
†Lands' End	1,732	28,769
†Liberty Expedia Holdings Class A	3,606	154,337
†Liquidity Services	1,758	13,554
†Overstock.com	1,526	25,362
PetMed Express	1,442	32,849
†Quotient Technology	5,404	53,337
†Qurate Retail	19,960	318,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Shutterfly	2,310	$ 93,878
Shutterstock	2,288	106,689
†Stamps.com	864	70,338
†Wayfair Class A	1,590	236,036
		14,033,478
IT Services–4.10%
Accenture Class A	9,278	1,633,114
†Akamai Technologies	4,923	353,028
Alliance Data Systems	2,682	469,296
Amdocs	5,140	278,125
Automatic Data Processing	5,642	901,253
†Black Knight	7,397	403,137
Booz Allen Hamilton Holding	6,927	402,736
Broadridge Financial Solutions	3,987	413,412
†CACI International Class A	1,159	210,961
†Carbonite	2,706	67,136
†Cardtronics Class A	4,756	169,218
Cass Information Systems	1,074	50,800
Cognizant Technology Solutions Class A	9,382	679,726
†Conduent	11,528	159,432
†CoreLogic	6,096	227,137
CSG Systems International	2,863	121,105
DXC Technology	10,898	700,850
†Endurance International Group Holdings	9,665	70,071
†EPAM Systems	1,122	189,764
†Euronet Worldwide	3,207	457,286
EVERTEC	6,669	185,465
†ExlService Holdings	2,649	158,993
Fidelity National Information Services	5,869	663,784
†First Data Class A	20,120	528,552
†Fiserv	5,050	445,814
†FleetCor Technologies	3,713	915,589
†Gartner	1,833	278,029
Genpact	11,702	411,676
Global Payments	3,124	426,488
†GoDaddy Class A	3,455	259,781
†GTT Communications	3,367	116,835
Hackett Group	2,748	43,418
†Internap	676	3,353
International Business Machines	16,977	2,395,455
Jack Henry & Associates	2,216	307,448
Leidos Holdings	4,371	280,137
†Limelight Networks	3,333	10,766
†LiveRamp Holdings	4,679	255,333
†Luxoft Holding	1,577	92,586
ManTech International Class A	2,055	111,011

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Mastercard Class A	11,751	$ 2,766,773
MAXIMUS	4,397	312,099
NIC	3,826	65,386
†Okta	562	46,494
Paychex	4,919	394,504
†PayPal Holdings	5,888	611,410
†Perficient	2,585	70,803
Perspecta	11,521	232,955
†PFSweb	867	4,517
Presidio	4,554	67,399
†PRGX Global	1,040	8,237
Sabre	15,264	326,497
Science Applications International	4,049	311,571
†Square Class A	731	54,767
†StarTek	1,400	11,032
†Sykes Enterprises	3,944	111,536
Total System Services	5,212	495,192
Travelport Worldwide	7,449	117,173
TTEC Holdings	3,257	118,001
†Twilio Class A	934	120,654
†Unisys	1,659	19,361
†VeriSign	1,359	246,740
†Virtusa	1,810	96,745
Visa Class A	17,256	2,695,215
Western Union	14,480	267,446
†WEX	2,035	390,700
†Worldpay Class A	3,558	403,833
		26,215,140
Leisure Products–0.24%
Acushnet Holdings	5,195	120,212
†American Outdoor Brands	7,215	67,388
Brunswick	5,296	266,548
Callaway Golf	6,732	107,241
Clarus	1,200	15,372
Hasbro	3,451	293,404
Johnson Outdoors Class A	1,230	87,773
†Malibu Boats Class A	1,584	62,695
Marine Products	2,133	28,731
†Mastercraft Boat Holgings	1,439	32,478
†Mattel	7,163	93,119
†Nautilus	3,253	18,087
Polaris Industries	3,553	299,980
†Vista Outdoor	8,211	65,770
		1,558,798
Life Sciences Tools & Services–0.87%
Agilent Technologies	7,024	564,589
†Bio-Rad Laboratories Class A	747	228,343
Bio-Techne	1,047	207,882
Bruker	8,583	329,931
†Cambrex	2,850	110,723
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Charles River Laboratories International	3,473	$ 504,453
†Enzo Biochem	4,475	12,217
†Illumina	638	198,220
†IQVIA Holdings	2,534	364,516
Luminex	2,480	57,065
†Medpace Holdings	2,523	148,781
†Mettler-Toledo International	705	509,715
†NeoGenomics	2,833	57,963
PerkinElmer	2,397	230,975
†PRA Health Sciences	2,803	309,143
†Syneos Health	5,635	291,668
Thermo Fisher Scientific	3,670	1,004,552
†Waters	1,785	449,302
		5,580,038
Machinery–3.68%
Actuant Class A	3,713	90,486
AGCO	4,680	325,494
Alamo Group	871	87,048
Albany International Class A	2,141	153,274
Allison Transmission Holdings	7,945	356,889
Altra Industrial Motion	3,057	94,920
Astec Industries	2,898	109,428
Barnes Group	3,140	161,427
†Blue Bird	812	13,747
Briggs & Stratton	4,397	52,016
Caterpillar	13,483	1,826,812
†Chart Industries	1,938	175,428
†CIRCOR International	1,941	63,277
†Colfax	7,284	216,189
Columbus McKinnon	1,631	56,025
†Commercial Vehicle Group	4,182	32,076
Crane	4,090	346,096
Cummins	8,107	1,279,852
Deere & Co.	6,758	1,080,199
Donaldson	7,438	372,346
Douglas Dynamics	2,086	79,414
Dover	7,026	659,039
EnPro Industries	2,155	138,890
ESCO Technologies	1,635	109,594
Federal Signal	5,085	132,159
Flowserve	6,513	293,997
Fortive	7,604	637,900
Franklin Electric	2,894	147,854
†FreightCar America	1,097	6,758
†Gardner Denver Holdings	12,963	360,501
Global Brass & Copper Holdings	2,600	89,544
Gorman-Rupp	2,146	72,835
Graco	8,921	441,768

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Graham	501	$ 9,835
Greenbrier	2,807	90,470
†Harsco	8,374	168,820
Hillenbrand	5,874	243,947
Hurco	300	12,099
Hyster-Yale Materials Handling	834	52,008
IDEX	2,900	440,046
Illinois Tool Works	4,386	629,523
Ingersoll-Rand	8,071	871,264
ITT	6,595	382,510
John Bean Technologies	1,844	169,445
Kadant	1,291	113,556
Kennametal	6,189	227,446
†LB Foster Class A	762	14,341
Lincoln Electric Holdings	3,689	309,396
Lindsay	939	90,886
†Lydall	1,558	36,551
†Manitowoc	4,595	75,404
†Meritor	5,751	117,033
†Middleby	3,292	428,059
†Milacron Holdings	8,649	97,907
Miller Industries	637	19,651
Mueller Industries	5,954	186,598
Mueller Water Products Class A	12,388	124,376
†Navistar International	5,881	189,956
NN	1,515	11,347
Nordson	3,551	470,578
Omega Flex	460	34,868
Oshkosh	5,048	379,256
PACCAR	16,952	1,155,109
Parker-Hannifin	4,839	830,469
Park-Ohio Holdings	1,241	40,184
Pentair	10,386	462,281
†Proto Labs	1,067	112,184
†RBC Bearings	901	114,580
REV Group	6,172	67,583
†Rexnord	6,889	173,189
Snap-on	2,213	346,379
Spartan Motors	2,371	20,936
†SPX	3,696	128,584
†SPX FLOW	3,749	119,593
Standex International	1,093	80,226
Stanley Black & Decker	4,062	553,123
Sun Hydraulics	3,251	151,204
Tennant	1,973	122,504
Terex	4,483	144,039
Timken	4,369	190,576
Titan International	6,689	39,933
Toro	5,792	398,721
†TriMas	3,116	94,197
Trinity Industries	9,842	213,867
†Twin Disc	600	9,990
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Wabash National	4,805	$ 65,108
†WABCO Holdings	3,411	449,672
Wabtec	3,986	293,848
Watts Water Technologies Class A	1,597	129,070
†Welbilt	6,195	101,474
Woodward	3,381	320,823
Xylem	6,675	527,592
		23,517,496
Marine–0.08%
Costamare	9,757	50,736
†Eagle Bulk Shipping	3,776	17,558
†Genco Shipping & Trading	2,086	15,562
†Golden Ocean Group	4,204	20,053
†Kirby	2,999	225,255
Matson	4,287	154,718
Scorpio Bulkers	5,333	20,479
		504,361
Media–2.22%
Altice USA Class A	24,937	535,647
†AMC Networks Class A	3,099	175,899
†Boston Omaha Class A	1,027	25,613
Cable One	331	324,837
CBS Class B	11,541	548,544
†Central European Media Enterprises Class A	4,800	19,104
†Charter Communications Class A	4,049	1,404,639
Comcast Class A	113,085	4,521,138
†comScore	4,616	93,474
†Cumulus Media Class A	600	10,806
†Discovery Class A	5,913	159,769
†Discovery Class C	10,454	265,741
†DISH Network Class A	10,822	342,949
Emerald Expositions Events	6,001	76,213
Entercom Communications Class A	12,190	63,998
Entravision Communications Class A	4,034	13,070
EW Scripps Class A	3,871	81,291
†Fox Class A	5,249	192,691
†Fox Class B	3,549	127,338
Gannett	9,937	104,736
†GCI Liberty Class A	5,698	316,866
†Gray Television	7,862	167,932
†Hemisphere Media Group	308	4,343
Interpublic Group	7,090	148,961
John Wiley & Sons Class A	3,420	151,232
†Liberty Broadband Class A	907	83,118
†Liberty Broadband Class C	4,517	414,390

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Latin America Class A	1,600	$ 30,944
†Liberty Latin America Class C	9,575	186,234
†Liberty Media-Liberty Braves Class A	161	4,498
†Liberty Media-Liberty Braves Class C	328	9,109
†Liberty Media-Liberty Formula One Class A	404	13,752
†Liberty Media-Liberty Formula One Class C	7,769	272,303
†Liberty Media-Liberty SiriusXM Class A	3,100	118,358
†Liberty Media-Liberty SiriusXM Class C	6,835	261,370
Meredith	2,966	163,901
†MSG Networks Class A	4,884	106,227
National CineMedia	6,168	43,484
New Media Investment Group	6,202	65,121
New York Times Class A	6,656	218,650
News Class A	19,046	236,932
News Class B	8,462	105,690
Nexstar Media Group Class A	3,557	385,472
Omnicom Group	8,049	587,497
Saga Communications Class A	635	21,076
Scholastic	3,218	127,948
Sinclair Broadcast Group Class A	6,006	231,111
Sirius XM Holdings	22,236	126,078
†TechTarget	2,724	44,319
TEGNA	17,113	241,293
Tribune Media Class A	3,843	177,316
†Tribune Publishing	3,161	37,268
†Urban One	4,509	9,018
		14,199,308
Metals & Mining–0.91%
†AK Steel Holding	14,640	40,260
†Alcoa	11,273	317,448
†Allegheny Technologies	9,446	241,534
†Ampco-Pittsburgh	782	2,581
Carpenter Technology	3,755	172,167
†Century Aluminum	10,065	89,377
Cleveland-Cliffs	20,537	205,165
†Coeur Mining	22,330	91,106
Commercial Metals	11,541	197,120
Compass Minerals International	3,198	173,875
Ferroglobe	9,406	19,282
Freeport-McMoRan	58,126	749,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Gold Resource	3,674	$ 14,439
Haynes International	2,063	67,728
Hecla Mining	47,753	109,832
Kaiser Aluminum	589	61,686
Materion	1,779	101,510
Newmont Mining	14,800	529,396
Nucor	11,082	646,635
Olympic Steel	623	9,887
Reliance Steel & Aluminum	3,940	355,624
Royal Gold	2,859	259,969
†Ryerson Holding	2,843	24,336
Schnitzer Steel Industries Class A	3,611	86,664
Southern Copper	3,131	124,238
Steel Dynamics	13,428	473,605
†SunCoke Energy	6,128	52,027
†TimkenSteel	6,202	67,354
United States Steel	12,149	236,784
†Universal Stainless & Alloy Products	352	5,833
Warrior Met Coal	5,010	152,304
Worthington Industries	4,428	165,253
		5,844,263
Multiline Retail–0.72%
Big Lots	4,696	178,542
Dillard's Class A	1,631	117,465
Dollar General	5,010	597,693
†Dollar Tree	7,641	802,611
†Fred's Class A	1,654	4,085
†JC Penney	20,415	30,418
Kohl's	9,455	650,220
Macy's	17,805	427,854
Nordstrom	8,818	391,343
†Ollie's Bargain Outlet Holdings	1,810	154,447
Target	15,928	1,278,381
†Tuesday Morning	170	361
		4,633,420
Multi-Utilities–0.52%
Ameren	3,476	255,660
Avista	2,686	109,105
Black Hills	3,383	250,579
CenterPoint Energy	5,829	178,950
CMS Energy	3,992	221,716
Consolidated Edison	3,557	301,669
Dominion Energy	4,447	340,907
DTE Energy	2,270	283,160
MDU Resources Group	10,452	269,975
NiSource	8,137	233,207
NorthWestern	2,419	170,322

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group	3,664	$ 217,678
Sempra Energy	1,491	187,657
Unitil	1,166	63,162
WEC Energy Group	3,391	268,160
		3,351,907
Oil, Gas & Consumable Fuels–5.44%
†Abraxas Petroleum	10,604	13,255
Anadarko Petroleum	7,368	335,097
†Antero Resources	13,414	118,446
Apache	21,053	729,697
Arch Coal Class A	1,849	168,758
†Ardmore Shipping	2,791	17,193
†Bonanza Creek Energy	1,860	42,203
Cabot Oil & Gas	10,728	280,001
†California Resources	3,546	91,168
†Callon Petroleum	23,784	179,569
†Carrizo Oil & Gas	7,644	95,321
†Centennial Resource Development Class A	17,052	149,887
†Cheniere Energy	3,022	206,584
†Chesapeake Energy	74,322	230,398
Chevron	41,535	5,116,281
Cimarex Energy	3,598	251,500
†Clean Energy Fuels	20,933	64,683
†Cloud Peak Energy	4,877	512
†CNX Resources	20,491	220,688
Concho Resources	6,615	734,000
ConocoPhillips	33,804	2,256,079
†CONSOL Energy	2,615	89,485
†Contango Oil & Gas	934	2,942
†Continental Resources	7,040	315,181
CVR Energy	6,732	277,358
Delek US Holdings	6,818	248,312
†Denbury Resources	37,494	76,863
Devon Energy	16,719	527,652
DHT Holdings	15,813	70,526
Diamondback Energy	5,520	560,446
†Dorian LPG	3,029	19,446
Encana	11,745	85,034
EnLink Midstream, LLC	12,592	160,926
EOG Resources	17,180	1,635,192
†EP Energy Class A	5,898	1,533
EQT	2,996	62,137
†Equitrans Midstream	2,396	52,185
Evolution Petroleum	2,220	14,985
†Extraction Oil & Gas	7,998	33,832
Exxon Mobil	74,304	6,003,763
GasLog	6,595	115,149
Green Plains	4,617	77,012
†Gulfport Energy	14,171	113,651
†Halcon Resources	12,265	16,558
Hallador Energy	143	752
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Hess	9,912	$ 597,000
†HighPoint Resources	10,171	22,478
HollyFrontier	8,674	427,368
†International Seaways	2,758	47,272
†Jagged Peak Energy	4,575	47,900
Kinder Morgan	41,771	835,838
Kosmos Energy	26,917	167,693
†Laredo Petroleum	18,593	57,452
Marathon Oil	39,984	668,133
Marathon Petroleum	14,494	867,466
†Matador Resources	8,938	172,772
†Midstates Petroleum	1,381	13,492
†Montage Resources	889	13,371
Murphy Oil	13,142	385,061
NACCO Industries Class A	326	12,460
Noble Energy	17,276	427,235
†Northern Oil and Gas	30,630	83,926
†Oasis Petroleum	23,821	143,879
Occidental Petroleum	21,596	1,429,655
ONEOK	7,048	492,232
†Overseas Shipholding Group Class A	5,002	11,455
†Pacific Ethanol	1,059	1,038
Panhandle Oil and Gas Class A	655	10,283
†Par Pacific Holdings	5,026	89,513
†Parsley Energy Class A	9,522	183,775
PBF Energy Class A	9,957	310,061
†PDC Energy	4,677	190,260
Peabody Energy	9,294	263,299
†Penn Virginia	1,090	48,069
Phillips 66	4,138	393,813
Pioneer Natural Resources	5,253	799,927
†QEP Resources	18,573	144,684
Range Resources	17,978	202,073
†Renewable Energy Group	2,053	45,084
†REX American Resources	540	43,529
†Ring Energy	3,629	21,302
†SandRidge Energy	3,035	24,341
Scorpio Tankers	4,953	98,267
SemGroup Class A	8,701	128,253
Ship Finance International	10,126	124,955
†SilverBow Resources	419	9,637
SM Energy	11,376	198,966
†Southwestern Energy	45,835	214,966
†SRC Energy	17,311	88,632
†Talos Energy	4,058	107,780
Targa Resources	7,817	324,796
Teekay	3,211	12,587
Teekay Tankers Class A	3,937	3,819
†Ultra Petroleum	2,991	1,824
Valero Energy	9,585	813,096
†W&T Offshore	6,926	47,789
†Whiting Petroleum	6,799	177,726

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Williams	13,115	$ 376,663
World Fuel Services	7,166	207,026
†WPX Energy	19,382	254,098
		34,748,309
Paper & Forest Products–0.18%
Boise Cascade	3,480	93,125
†Clearwater Paper	1,500	29,220
Domtar	5,617	278,884
Louisiana-Pacific	10,205	248,798
Mercer International	6,179	83,478
Neenah	1,497	96,347
PH Glatfelter	2,899	40,934
Resolute Forest Products	6,285	49,651
Schweitzer-Mauduit International	3,473	134,475
†Verso Class A	4,362	93,434
		1,148,346
Personal Products–0.30%
†Avon Products	24,134	70,954
Coty Class A	20,758	238,717
†Edgewell Personal Care	4,316	189,429
Estee Lauder Class A	2,709	448,475
†Herbalife Nutrition	4,218	223,512
Inter Parfums	2,061	156,368
Medifast	1,136	144,897
Natural Health Trends	462	5,988
†Nature's Sunshine Products	909	8,445
Nu Skin Enterprises Class A	4,084	195,460
†Revlon Class A	2,272	44,031
†USANA Health Sciences	2,058	172,604
		1,898,880
Pharmaceuticals–3.09%
†Aclaris Therapeutics	511	3,061
†Akorn	6,787	23,890
Allergan	4,606	674,365
†Amphastar Pharmaceuticals	2,961	60,493
†ANI Pharmaceuticals	935	65,955
Bristol-Myers Squibb	15,276	728,818
†Catalent	10,585	429,645
†Collegium Pharmaceutical	1,508	22,831
†Corcept Therapeutics	8,596	100,917
†Cymabay Therapeutics	5,352	71,075
†Dermira	2,468	33,442
†Elanco Animal Health	4,417	141,653
Eli Lilly & Co.	6,224	807,626
†Endo International	14,512	116,531
†Horizon Pharma	9,194	242,998
†Innoviva	8,244	115,663
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Intra-Cellular Therapies	5,746	$ 69,986
†Jazz Pharmaceuticals	3,279	468,733
Johnson & Johnson	40,239	5,625,010
†Lannett	1,820	14,324
†Lipocine	800	1,848
†Mallinckrodt	8,784	190,964
Merck & Co.	27,577	2,293,579
†Mylan	17,892	507,059
†Nektar Therapeutics	4,317	145,051
†Otonomy	732	1,925
†Pacira Pharmaceuticals	1,047	39,849
Perrigo	6,594	317,567
Pfizer	120,511	5,118,102
Phibro Animal Health Class A	1,490	49,170
†Prestige Consumer Healthcare	4,408	131,843
†Supernus Pharmaceuticals	4,014	140,651
Taro Pharmaceutical Industries	2,002	216,396
†Tetraphase Pharmaceuticals	1,930	2,586
Zoetis	5,952	599,188
†Zogenix	2,620	144,126
		19,716,920
Professional Services–0.74%
†ASGN	3,282	208,374
Barrett Business Services	764	59,080
BG Staffing	458	10,003
†CBIZ	5,455	110,409
†CoStar Group	413	192,631
CRA International	465	23,501
Equifax	2,935	347,798
Exponent	3,032	175,007
Forrester Research	1,302	62,952
†Franklin Covey	769	19,456
†FTI Consulting	2,327	178,760
†GP Strategies	1,061	12,891
Heidrick & Struggles International	1,349	51,707
†Huron Consulting Group	1,526	72,058
ICF International	1,623	123,478
†InnerWorkings	2,700	9,774
Insperity	2,629	325,102
Kelly Services Class A	3,730	82,284
Kforce	2,861	100,478
Korn/Ferry International	3,509	157,133
ManpowerGroup	4,303	355,815
†Mistras Group	2,371	32,744
Navigant Consulting	4,643	90,399
Nielsen Holdings	10,464	247,683
Resources Connection	1,629	26,944
Robert Half International	6,515	424,517

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
TransUnion	3,540	$ 236,614
†TriNet Group	4,695	280,479
†TrueBlue	4,936	116,687
Verisk Analytics Class A	3,887	516,971
†Volt Information Sciences	1,104	5,189
†WageWorks	1,773	66,948
†Willdan Group	346	12,826
		4,736,692
Real Estate Management & Development–0.37%
†Altisource Portfolio Solutions S.A.	1,304	30,866
†CBRE Group Class A	11,781	582,570
Consolidated-Tomoka Land	480	28,344
†Five Point Holdings Class A	1,459	10,519
†Forestar Group	265	4,582
†FRP Holdings	1,191	56,656
HFF Class A	3,442	164,355
†Howard Hughes	2,366	260,260
Jones Lang LaSalle	2,366	364,790
Kennedy-Wilson Holdings	8,123	173,751
†Marcus & Millichap	3,035	123,615
†Maui Land Pineapple	1,011	11,556
Newmark Group Class A	10,736	89,538
†Rafael Holdings Class B	887	11,221
RE/MAX Holdings Class A	2,511	96,774
Realogy Holdings	9,569	109,087
RMR Group Class A	1,499	91,409
†St Joe	5,193	85,633
†Tejon Ranch	3,049	53,662
		2,349,188
Road & Rail–1.32%
AMERCO	1,420	527,544
ArcBest	1,859	57,239
†Avis Budget Group	5,061	176,426
†Covenant Transportation Group Class A	1,476	28,014
CSX	13,845	1,035,883
†Genesee & Wyoming Class A	2,875	250,527
Heartland Express	7,771	149,825
†Hertz Global Holdings	8,386	145,665
JB Hunt Transport Services	4,830	489,231
Kansas City Southern	3,308	383,662
Knight-Swift Transportation Holdings	8,385	274,022
Landstar System	2,710	296,447
Marten Transport	5,486	97,815
Norfolk Southern	6,842	1,278,701
Old Dominion Freight Line	3,641	525,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†PAM Transportation Services	682	$ 33,377
†Roadrunner Transportation Systems	1,695	712
Ryder System	4,401	272,818
†Saia	2,431	148,534
Schneider National Class B	5,218	109,839
Union Pacific	11,220	1,875,984
Universal Logistics Holdings	2,167	42,647
†USA Truck	643	9,285
Werner Enterprises	5,617	191,821
†YRC Worldwide	1,800	12,042
		8,413,784
Semiconductors & Semiconductor Equipment–4.28%
†Advanced Energy Industries	4,040	200,707
†Advanced Micro Devices	19,726	503,408
†Alpha & Omega Semiconductor	978	11,257
†Ambarella	2,230	96,336
†Amkor Technology	22,758	194,353
Analog Devices	6,366	670,149
Applied Materials	23,184	919,477
†Axcelis Technologies	2,910	58,549
†AXT	1,172	5,215
Broadcom	7,617	2,290,508
Brooks Automation	3,851	112,950
Cabot Microelectronics	1,936	216,755
†CEVA	1,974	53,219
†Cirrus Logic	4,655	195,836
Cohu	3,624	53,454
†Cree	5,249	300,348
Cypress Semiconductor	16,813	250,850
†Diodes	4,379	151,951
†DSP Group	1,135	15,969
Entegris	10,565	377,065
†First Solar	5,492	290,197
†FormFactor	5,162	83,057
†Ichor Holdings	1,913	43,196
†Inphi	1,337	58,480
†Integrated Device Technology	3,895	190,816
Intel	127,551	6,849,489
KLA-Tencor	2,361	281,927
Kulicke & Soffa Industries	5,384	119,040
Lam Research	7,931	1,419,728
†Lattice Semiconductor	7,323	87,363
†MACOM Technology Solutions Holdings	5,163	86,274
Marvell Technology Group	19,097	379,839
Maxim Integrated Products	7,320	389,204

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MaxLinear Class A	4,378	$ 111,770
Microchip Technology	5,906	489,962
†Micron Technology	36,863	1,523,548
MKS Instruments	2,121	197,359
Monolithic Power Systems	1,087	147,278
†Nanometrics	2,523	77,910
†NeoPhotonics	1,612	10,140
NVE	375	36,709
NVIDIA	5,779	1,037,677
†ON Semiconductor	24,297	499,789
†PDF Solutions	2,280	28,158
†Photronics	4,937	46,655
Power Integrations	1,575	110,156
†Qorvo	4,473	320,848
QUALCOMM	15,442	880,657
†Rambus	11,732	122,599
†Rudolph Technologies	2,362	53,854
†Semtech	3,900	198,549
Sigma Designs	1,840	295
†Silicon Laboratories	1,141	92,261
Skyworks Solutions	8,222	678,151
†SMART Global Holdings	2,153	41,338
†SolarEdge Technologies	4,752	179,055
†Synaptics	2,867	113,963
Teradyne	11,174	445,172
Texas Instruments	14,253	1,511,816
†Ultra Clean Holdings	4,164	43,097
Universal Display	1,230	188,006
†Veeco Instruments	5,627	60,997
Versum Materials	6,321	318,010
Xilinx	5,901	748,188
Xperi	4,578	107,125
		27,378,058
Software–4.09%
†ACI Worldwide	6,433	211,453
†Adobe Systems	2,544	677,951
†Agilysys	1,334	28,241
†Alarm.com Holdings	1,481	96,117
American Software Class A	1,038	12,404
†ANSYS	1,528	279,181
†Appfolio Class A	821	65,187
†Aspen Technology	2,422	252,518
†Atlassian Class A	398	44,731
†Autodesk	1,232	191,970
†Avaya Holdings	5,735	96,520
Blackbaud	1,887	150,450
†Bottomline Technologies	1,531	76,688
†Cadence Design Systems	6,007	381,505
CDK Global	4,694	276,101
†Cision	7,132	98,208
Citrix Systems	3,902	388,873
†CommVault Systems	1,056	68,365
†Coupa Software	508	46,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Dell Technologies Class C	2,927	$ 171,786
Ebix	2,526	124,709
†eGain	796	8,318
†Electronic Arts	2,857	290,357
†Ellie Mae	1,258	124,152
†Envestnet	1,112	72,714
†Fair Isaac	1,490	404,729
†Fortinet	2,800	235,116
†Globant	1,293	92,320
†Guidewire Software	2,312	224,634
†HubSpot	354	58,838
Intuit	3,141	821,089
j2 Global	3,482	301,541
LogMeIn	2,577	206,418
†Manhattan Associates	5,027	277,038
Microsoft	102,093	12,040,848
†MicroStrategy Class A	568	81,934
†Mimecast	250	11,837
Monotype Imaging Holdings	2,693	53,564
†New Relic	549	54,186
†Nuance Communications	13,792	233,499
†Nutanix Class A	702	26,493
†OneSpan	4,082	78,456
Oracle	38,564	2,071,272
†Paycom Software	2,029	383,745
†Paylocity Holding	1,079	96,236
Pegasystems	836	54,340
†Pivotal Software Class A	3,203	66,783
Progress Software	3,296	146,244
†Proofpoint	837	101,637
†PTC	1,498	138,086
QAD Class A	624	26,876
†Qualys	1,772	146,615
†RealPage	2,863	173,755
†Red Hat	2,381	435,009
†RingCentral Class A	415	44,737
†Rubicon Project	543	3,301
†salesforce.com	2,753	435,993
Sapiens International	2,083	31,828
†ServiceNow	339	83,560
†Splunk	369	45,977
†SPS Commerce	408	43,272
SS&C Technologies Holdings	5,687	362,205
Symantec	9,143	210,198
†Synchronoss Technologies	2,306	14,020
†Synopsys	2,912	335,317
†Tableau Software Class A	608	77,386
†Telenav	2,040	12,383
†Teradata	7,049	307,689
TiVo	6,495	60,533
†Trade Desk Class A	629	124,511
†Tyler Technologies	738	150,847

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Ultimate Software Group	370	$ 122,148
†Verint Systems	3,097	185,386
VMware Class A	307	55,417
†Workday Class A	315	60,748
†Zendesk	905	76,925
†Zix	3,660	25,181
		26,147,417
Specialty Retail–2.82%
Aaron's	4,619	242,959
Abercrombie & Fitch Class A	6,902	189,184
Advance Auto Parts	2,440	416,093
American Eagle Outfitters	13,926	308,739
†America's Car-Mart	623	56,905
†Asbury Automotive Group	2,353	163,204
†Ascena Retail Group	27,333	29,520
†At Home Group	5,315	94,926
†AutoNation	7,273	259,792
†AutoZone	317	324,646
Barnes & Noble	10,479	56,901
†Barnes & Noble Education	4,091	17,182
Bed Bath & Beyond	11,792	200,346
Best Buy	14,375	1,021,487
Big 5 Sporting Goods	952	3,027
†Boot Barn Holdings	4,260	125,414
Buckle	1,237	23,157
†Build-A-Bear Workshop	1,134	6,917
†Burlington Stores	2,000	313,360
Caleres	4,328	106,858
†CarMax	6,846	477,851
Cato Class A	2,294	34,364
Chico's FAS	9,593	40,962
Children's Place	1,567	152,438
Citi Trends	1,474	28,463
†Conn's	3,161	72,260
†Container Store Group	7,273	64,002
Designer Brands	6,563	145,830
†Destination XL Group	2,180	5,341
Dick's Sporting Goods	5,576	205,253
†Express	5,117	21,901
†Five Below	3,162	392,878
†Floor & Decor Holdings Class A	5,613	231,368
Foot Locker	8,253	500,132
†Francesca's Holdings	3,674	2,485
GameStop Class A	6,910	70,206
Gap	19,318	505,745
†Genesco	1,809	82,400
Group 1 Automotive	1,624	105,073
Guess	6,106	119,678
Haverty Furniture	1,170	25,600
†Hibbett Sports	1,445	32,960
Home Depot	14,942	2,867,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
J. Jill	2,600	$ 14,274
†Kirkland's	1,522	10,700
L Brands	8,959	247,089
Lithia Motors Class A	2,266	210,171
Lowe's	10,553	1,155,237
†Lumber Liquidators Holdings	3,511	35,461
†MarineMax	2,791	53,476
†Michaels	7,874	89,921
Monro	2,428	210,071
†Murphy USA	3,161	270,645
†National Vision Holdings	2,955	92,876
Office Depot	46,575	169,067
†O'Reilly Automotive	1,418	550,609
†Party City Holdco	11,185	88,809
Penske Automotive Group	5,799	258,925
†Pier 1 Imports	5,916	4,517
†Rent-A-Center	3,348	69,873
†RH	1,494	153,807
Ross Stores	5,184	482,630
RTW Retailwinds	5,122	12,293
†Sally Beauty Holdings	7,550	138,996
Shoe Carnival	1,009	34,336
Signet Jewelers	4,587	124,583
†Sleep Number	2,804	131,788
Sonic Automotive Class A	4,337	64,231
†Sportsman's Warehouse Holdings	1,747	8,386
Stage Stores	1,354	1,395
Tailored Brands	2,499	19,592
Tiffany & Co.	3,739	394,651
Tile Shop Holdings	5,613	31,770
Tilly's Class A	2,120	23,596
TJX	16,129	858,224
Tractor Supply	3,666	358,388
†Ulta Beauty	2,097	731,287
†Urban Outfitters	8,537	253,037
†Vitamin Shoppe	1,290	9,082
Williams-Sonoma	6,382	359,115
Winmark	403	76,002
†Zumiez	3,762	93,636
		18,037,573
Technology Hardware, Storage & Peripherals–2.99%
†3D Systems	6,912	74,373
Apple	81,384	15,458,891
†Avid Technology	1,312	9,774
†Cray	2,363	61,556
Diebold Nixdorf	3,240	35,867
†Electronics For Imaging	4,183	112,523
Hewlett Packard Enterprise	53,193	820,768
HP	10,037	195,019
†Immersion	1,963	16,548

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†NCR	9,975	$ 272,218
NetApp	8,593	595,838
†Pure Storage Class A	2,177	47,437
Seagate Technology	9,252	443,078
†Stratasys	3,678	87,610
†Super Micro Computer	3,019	63,784
Western Digital	7,884	378,905
Xerox	13,402	428,596
		19,102,785
Textiles, Apparel & Luxury Goods–1.03%
†Capri Holdings	5,685	260,089
Carter's	3,735	376,451
Columbia Sportswear	3,442	358,588
†Crocs	6,476	166,757
Culp	857	16,480
†Deckers Outdoor	2,257	331,756
†Fossil Group	4,356	59,764
†G-III Apparel Group	5,065	202,397
Hanesbrands	20,822	372,297
†Lululemon Athletica	2,952	483,744
Movado Group	1,488	54,133
NIKE Class B	16,915	1,424,412
Oxford Industries	1,649	124,104
PVH	3,791	462,313
Ralph Lauren	1,302	168,843
†Sequential Brands Group	1,209	1,548
†Skechers U.S.A. Class A	8,639	290,357
Steven Madden	5,187	175,528
Superior Group of Companies	478	7,944
Tapestry	10,114	328,604
†Under Armour Class A	5,454	115,298
†Under Armour Class C	6,534	123,297
†Unifi	1,589	30,747
†Vera Bradley	4,817	63,825
VF	4,391	381,622
Wolverine World Wide	5,482	195,872
		6,576,770
Thrifts & Mortgage Finance–0.59%
†BSB Bancorp	343	11,264
Capitol Federal Financial	12,128	161,909
Dime Community Bancshares	2,608	48,848
†Essent Group	7,232	314,230
Federal Agricultural Mortgage Class C	1,346	97,491
First Defiance Financial	2,600	74,724
Flagstar Bancorp	5,512	181,455
FS Bancorp	182	9,187
Hingham Institution for Savings	65	11,181
Home Bancorp	767	25,503
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†HomeStreet	3,245	$ 85,506
Kearny Financial	8,102	104,273
†LendingTree	658	231,327
Merchants Bancorp	600	12,900
Meridian Bancorp	5,566	87,331
Meta Financial Group	3,630	71,438
†MGIC Investment	3,265	43,065
†Mr Cooper Group	3,287	31,522
New York Community Bancorp	26,009	300,924
†NMI Holdings Class A	4,487	116,079
Northfield Bancorp	6,076	84,456
Northwest Bancshares	10,560	179,203
OceanFirst Financial	5,087	122,393
†Ocwen Financial	7,897	14,373
Oritani Financial	5,513	91,681
PCSB Financial	1,434	28,063
PennyMac Financial Services Class A	4,725	105,084
†Ponce de Leon Federal Bank	817	11,397
Provident Financial Services	6,914	179,003
Radian Group	2,793	57,927
Southern Missouri Bancorp	664	20,451
Territorial Bancorp	299	8,046
TFS Financial	6,896	113,577
Timberland Bancorp	400	11,192
TrustCo Bank	10,350	80,316
United Community Financial	4,543	42,477
United Financial Bancorp	6,370	91,410
Walker & Dunlop	3,398	172,992
Washington Federal	4,358	125,903
Waterstone Financial	2,626	43,224
Western New England Bancorp	1,120	10,338
WSFS Financial	3,909	150,887
		3,764,550
Tobacco–0.47%
Altria Group	32,797	1,883,532
Philip Morris International	9,148	808,592
†Pyxus International	554	13,235
Turning Point Brands	1,303	60,055
Universal	2,687	154,852
Vector Group	6,776	73,113
		2,993,379
Trading Companies & Distributors–0.83%
Air Lease	8,537	293,246
Applied Industrial Technologies	3,057	181,800

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Beacon Roofing Supply	5,436	$ 174,822
†BMC Stock Holdings	7,728	136,554
†CAI International	1,223	28,374
†DXP Enterprises	1,412	54,955
Fastenal	7,377	474,415
GATX	2,670	203,908
†GMS	5,096	77,051
H&E Equipment Services	3,129	78,569
†HD Supply Holdings	10,359	449,063
†Herc Holdings	2,623	102,244
Kaman	2,196	128,334
†MRC Global	8,213	143,563
MSC Industrial Direct Class A	3,057	252,844
†NOW	10,498	146,552
Rush Enterprises Class A	3,089	129,151
Rush Enterprises Class B	547	22,717
†SiteOne Landscape Supply	2,352	134,417
Systemax	2,361	53,453
†Textainer Group Holdings	5,268	50,836
†Titan Machinery	2,945	45,824
Triton International	6,237	193,971
†United Rentals	4,479	511,726
†Univar	7,450	165,094
†Veritiv	1,896	49,903
Watsco	1,598	228,850
†WESCO International	3,590	190,306
†Willis Lease Finance	616	26,112
WW Grainger	1,951	587,114
		5,315,768
Transportation Infrastructure–0.04%
Macquarie Infrastructure	5,659	233,264
		233,264
Water Utilities–0.17%
American States Water	1,932	137,752
American Water Works	2,337	243,656
Aqua America	5,828	212,372
†AquaVenture Holdings	2,768	53,561
Artesian Resources Class A	575	21,430
California Water Service Group	2,784	151,116
Connecticut Water Service	779	53,478
Consolidated Water	860	11,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Middlesex Water	1,102	$ 61,701
SJW Group	1,749	107,983
York Water	500	17,160
		1,071,277
Wireless Telecommunication Services–0.22%
†Boingo Wireless	3,554	82,737
Shenandoah Telecommunications	4,690	208,048
Spok Holdings	803	10,937
†Sprint	22,111	124,927
Telephone & Data Systems	8,101	248,944
†T-Mobile US	8,936	617,478
†United States Cellular	2,733	125,472
		1,418,543
Total Common Stock (Cost $547,637,969)		636,626,271
CONVERTIBLE PREFERRED STOCK–0.00%
GCI Liberty 7.00%	535	13,124
Total Convertible Preferred Stock (Cost $4,017)		13,124
RIGHTS–0.00%
=†πMedia General CVR	5,975	466
=†πNewsstar Financial CVR	2,435	475
=†πSchulman Class A CVR	1,598	0
Total Rights (Cost $0)		941

MONEY MARKET FUND–0.39%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	2,503,399	2,503,399
Total Money Market Fund (Cost $2,503,399)		2,503,399

TOTAL INVESTMENTS–100.01% (Cost $550,145,385)	639,143,735
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(81,059)
NET ASSETS APPLICABLE TO 49,921,428 SHARES OUTSTANDING–100.00%	$639,062,676

† Non-income producing.
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $941, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Media General CVR	1/18/2017	$—	$466
Newsstar Financial CVR	12/26/2017	—	475
Schulman Class A CVR	8/22/2018	—	—
Total		$—	$941

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
NT–Northern Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,729,295	$—	$—	$12,729,295
Air Freight & Logistics	4,186,183	—	—	4,186,183
Airlines	4,852,154	—	—	4,852,154
Auto Components	5,284,767	—	—	5,284,767
Automobiles	3,181,570	—	—	3,181,570
Banks	47,040,501	—	—	47,040,501
Beverages	6,643,780	—	—	6,643,780
Biotechnology	12,779,939	—	—	12,779,939
Building Products	5,359,255	—	—	5,359,255
Capital Markets	18,905,723	—	—	18,905,723
LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Chemicals	$13,811,511	$1,789,937	$—	$15,601,448
Commercial Services & Supplies	7,767,040	—	—	7,767,040
Communications Equipment	7,920,398	—	—	7,920,398
Construction & Engineering	3,439,369	—	—	3,439,369
Construction Materials	1,157,622	—	—	1,157,622
Consumer Finance	7,693,412	—	—	7,693,412
Containers & Packaging	6,397,848	—	—	6,397,848
Distributors	1,575,122	—	—	1,575,122
Diversified Consumer Services	3,164,561	—	—	3,164,561
Diversified Financial Services	6,478,223	—	—	6,478,223
Diversified Telecommunication Services	12,890,208	—	—	12,890,208
Electric Utilities	5,621,024	—	—	5,621,024
Electrical Equipment	5,538,663	—	—	5,538,663
Electronic Equipment, Instruments & Components	10,605,778	—	—	10,605,778
Energy Equipment & Services	6,097,564	—	—	6,097,564
Entertainment	8,393,576	—	—	8,393,576
Equity Real Estate Investment Trusts	115,650	—	—	115,650
Food & Staples Retailing	8,197,373	—	—	8,197,373
Food Products	11,281,898	—	—	11,281,898
Gas Utilities	1,657,819	—	—	1,657,819
Health Care Equipment & Supplies	13,983,217	—	—	13,983,217
Health Care Providers & Services	17,377,352	—	—	17,377,352
Health Care Technology	1,724,981	—	—	1,724,981
Hotels, Restaurants & Leisure	14,010,313	—	—	14,010,313
Household Durables	6,075,543	—	—	6,075,543
Household Products	5,585,328	—	—	5,585,328
Independent Power and Renewable Electricity Producers	2,052,520	—	—	2,052,520
Industrial Conglomerates	4,743,291	—	—	4,743,291
Insurance	21,761,449	—	—	21,761,449
Interactive Media & Services	12,264,802	—	—	12,264,802
Internet & Direct Marketing Retail	14,033,478	—	—	14,033,478
IT Services	26,215,140	—	—	26,215,140
Leisure Products	1,558,798	—	—	1,558,798
Life Sciences Tools & Services	5,580,038	—	—	5,580,038
Machinery	23,517,496	—	—	23,517,496
Marine	504,361	—	—	504,361
Media	14,199,308	—	—	14,199,308
Metals & Mining	5,844,263	—	—	5,844,263
Multiline Retail	4,633,420	—	—	4,633,420
Multi-Utilities	3,351,907	—	—	3,351,907
Oil, Gas & Consumable Fuels	34,746,485	1,824	—	34,748,309
Paper & Forest Products	1,148,346	—	—	1,148,346
Personal Products	1,898,880	—	—	1,898,880
Pharmaceuticals	19,716,920	—	—	19,716,920
Professional Services	4,736,692	—	—	4,736,692
Real Estate Management & Development	2,349,188	—	—	2,349,188
Road & Rail	8,413,784	—	—	8,413,784
Semiconductors & Semiconductor Equipment	27,378,058	—	—	27,378,058
Software	26,147,417	—	—	26,147,417
Specialty Retail	18,037,573	—	—	18,037,573
Technology Hardware, Storage & Peripherals	19,102,785	—	—	19,102,785
Textiles, Apparel & Luxury Goods	6,576,770	—	—	6,576,770
Thrifts & Mortgage Finance	3,764,550	—	—	3,764,550
Tobacco	2,993,379	—	—	2,993,379
Trading Companies & Distributors	5,315,768	—	—	5,315,768
Transportation Infrastructure	233,264	—	—	233,264
Water Utilities	1,071,277	—	—	1,071,277
Wireless Telecommunication Services	1,418,543	—	—	1,418,543
LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stock	$13,124	$—	$—	$13,124
Rights	—	—	941	941
Money Market Fund	2,503,399	—	—	2,503,399
Total Investments	$637,351,033	$1,791,761	$941	$639,143,735
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund–30